UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01424
AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Charter Fund
Class A: CHTRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class A)	$51	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-A
Invesco Charter Fund

Invesco Charter Fund
Class C: CHTCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class C)	$88	1.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-C
Invesco Charter Fund

Invesco Charter Fund
Class R: CHRRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R)	$63	1.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-R
Invesco Charter Fund

Invesco Charter Fund
Class R5: CHTVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R5)	$38	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-R5
Invesco Charter Fund

Invesco Charter Fund
Class R6: CHFTX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R6)	$34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-R6
Invesco Charter Fund

Invesco Charter Fund
Class S: CHRSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class S)	$46	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-S
Invesco Charter Fund

Invesco Charter Fund
Class Y: CHTYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class Y)	$38	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,671,090,069
Total number of portfolio holdings	71
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.56%
Alphabet, Inc., Class A	7.42%
Microsoft Corp.	5.91%
Apple, Inc.	5.53%
Amazon.com, Inc.	4.74%
Broadcom, Inc.	4.10%
Meta Platforms, Inc., Class A	2.93%
JPMorgan Chase & Co.	2.59%
Advanced Micro Devices, Inc.	1.82%
Eli Lilly and Co.	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-Y
Invesco Charter Fund

Invesco Diversified Dividend Fund
Class A: LCEAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class A)	$42	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-A
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class C: LCEVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class C)	$81	1.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-C
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R: DDFRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R)	$55	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-R
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R5: DDFIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R5)	$28	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-R5
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R6: LCEFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R6)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-R6
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class Y: LCEYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class Y)	$30	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-Y
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Investor Class: LCEIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Investor Class)	$37	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,591,598,422
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.82%
Alphabet, Inc., Class A	3.43%
Chevron Corp.	2.78%
Bank of America Corp.	2.69%
Johnson & Johnson	2.45%
Linde PLC	2.06%
Philip Morris International, Inc.	2.03%
Lowe's Cos., Inc.	1.96%
Honeywell International, Inc.	1.95%
Broadcom, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-INV
Invesco Diversified Dividend Fund

Invesco Main Street All Cap Fund®
Class A: OMSOX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class A)	$51	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-A
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class C: OMSCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class C)	$89	1.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-C
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R: OMSNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R)	$64	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-R
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R5: MSAZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R5)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-R5
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R6: IOAPX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R6)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-R6
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class Y: OMSYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class Y)	$39	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,708,542,491
Total number of portfolio holdings	76
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.99%
Alphabet, Inc., Class A	7.96%
Apple, Inc.	5.68%
Microsoft Corp.	5.50%
Amazon.com, Inc.	4.89%
Broadcom, Inc.	4.23%
Meta Platforms, Inc., Class A	3.13%
JPMorgan Chase & Co.	3.01%
Applied Materials, Inc.	1.88%
Advanced Micro Devices, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-Y
Invesco Main Street All Cap Fund®

Invesco Main Street Fund®
Class A: MSIGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class A)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-A
Invesco Main Street Fund®

Invesco Main Street Fund®
Class C: MIGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class C)	$77	1.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-C
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R: OMGNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R)	$52	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-R
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R5: MSJFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R5)	$25	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-R5
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R6: OMSIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R6)	$25	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-R6
Invesco Main Street Fund®

Invesco Main Street Fund®
Class Y: MIGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class Y)	$28	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$11,303,708,932
Total number of portfolio holdings	69
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.40%
Alphabet, Inc., Class A	7.94%
Apple, Inc.	6.62%
Microsoft Corp.	5.79%
Amazon.com, Inc.	5.41%
Broadcom, Inc.	4.17%
JPMorgan Chase & Co.	2.98%
Meta Platforms, Inc., Class A	2.64%
Philip Morris International, Inc.	2.21%
Eli Lilly and Co.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-Y
Invesco Main Street Fund®

Invesco Rising Dividends Fund
Class A: OARDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class A)	$49	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-A
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class C: OCRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class C)	$87	1.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-C
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R: ONRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R)	$61	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-R
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R5: RSDQX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R5)	$32	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-R5
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R6: OIRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R6)	$32	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-R6
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class Y: OYRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class Y)	$36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,409,983,635
Total number of portfolio holdings	74
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.69%
Microsoft Corp.	6.10%
NVIDIA Corp.	6.08%
Apple, Inc.	5.39%
Broadcom, Inc.	4.44%
JPMorgan Chase & Co.	2.66%
Meta Platforms, Inc., Class A	2.52%
Eli Lilly and Co.	1.94%
Applied Materials, Inc.	1.58%
ASML Holding N.V., New York Shares	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-Y
Invesco Rising Dividends Fund

Invesco Summit Fund
Class A: ASMMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class A)	$47	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-A
Invesco Summit Fund

Invesco Summit Fund
Class C: CSMMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class C)	$84	1.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-C
Invesco Summit Fund

Invesco Summit Fund
Class P: SMMIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class P)	$40	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-P
Invesco Summit Fund

Invesco Summit Fund
Class R: SMMRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R)	$59	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-R
Invesco Summit Fund

Invesco Summit Fund
Class R5: SMITX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R5)	$34	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-R5
Invesco Summit Fund

Invesco Summit Fund
Class R6: SMISX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R6)	$34	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-R6
Invesco Summit Fund

Invesco Summit Fund
Class S: SMMSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class S)	$42	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-S
Invesco Summit Fund

Invesco Summit Fund
Class Y: ASMYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class Y)	$35	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,497,359,719
Total number of portfolio holdings	61
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.72%
Alphabet, Inc., Class C	8.15%
Amazon.com, Inc.	6.35%
Broadcom, Inc.	4.76%
Apple, Inc.	4.48%
Microsoft Corp.	4.19%
Meta Platforms, Inc., Class A	2.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.86%
Vertiv Holdings Co., Class A	2.68%
Johnson Controls International PLC	2.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-Y
Invesco Summit Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Charter Fund
Nasdaq:
A: CHTRX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX ■ R6: CHFTX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.48%
Aerospace & Defense–2.74%
Airbus SE (France)	85,328	$17,591,167
Boeing Co. (The)(b)	127,365	29,170,406
Howmet Aerospace, Inc.	112,352	27,306,030
Northrop Grumman Corp.	45,485	26,357,648
		100,425,251
Apparel Retail–0.92%
Ross Stores, Inc.	147,981	33,708,592
Application Software–0.89%
Intuit, Inc.	84,171	32,700,433
Automobile Manufacturers–0.80%
Tesla, Inc.(b)	77,287	29,495,038
Broadline Retail–4.74%
Amazon.com, Inc.(b)	655,864	173,843,312
Building Products–1.45%
Johnson Controls International PLC	364,537	53,233,338
Communications Equipment–1.12%
Cisco Systems, Inc.	448,294	41,018,901
Construction Materials–0.55%
CRH PLC	171,688	20,331,293
Consumer Finance–1.52%
American Express Co.	105,819	34,184,828
Capital One Financial Corp.	112,147	21,453,721
		55,638,549
Consumer Staples Merchandise Retail–1.48%
Walmart, Inc.	410,896	54,209,509
Data Center REITs–1.23%
Digital Realty Trust, Inc.	224,774	45,166,088
Diversified Banks–3.64%
Citigroup, Inc.	300,201	38,419,724
JPMorgan Chase & Co.	304,091	95,250,424
		133,670,148
Electric Utilities–1.91%
Constellation Energy Corp.	88,940	27,838,220
PPL Corp.	1,129,327	42,282,003
		70,120,223
Electrical Components & Equipment–2.72%
Eaton Corp. PLC	83,623	36,209,595
Emerson Electric Co.	176,481	24,784,992
Rockwell Automation, Inc.	94,699	38,723,368
		99,717,955
Financial Exchanges & Data–1.03%
Cboe Global Markets, Inc.	126,397	37,930,476
Health Care Distributors–0.79%
Cardinal Health, Inc.	150,539	29,035,962
Shares		Value
Health Care Equipment–2.12%
Abbott Laboratories	269,867	$24,501,225
Boston Scientific Corp.(b)	467,032	26,905,713
Medtronic PLC	325,470	26,353,306
		77,760,244
Health Care Facilities–0.56%
Tenet Healthcare Corp.(b)	116,213	20,583,647
Health Care Supplies–0.57%
Medline, Inc., Class A(b)(c)	472,734	21,022,481
Heavy Electrical Equipment–0.88%
Siemens Energy AG, Class A (Germany)	152,586	32,336,294
Home Improvement Retail–0.66%
Lowe’s Cos., Inc.	101,461	24,227,872
Homebuilding–0.58%
D.R. Horton, Inc.	138,515	21,311,918
Hotels, Resorts & Cruise Lines–1.52%
Marriott International, Inc., Class A	63,768	23,064,248
Royal Caribbean Cruises Ltd.	123,992	32,704,130
		55,768,378
Household Products–1.11%
Procter & Gamble Co. (The)	277,532	40,822,182
Industrial Gases–1.15%
Linde PLC	84,059	42,125,327
Industrial Machinery & Supplies & Components–0.69%
Lincoln Electric Holdings, Inc.	95,953	25,427,545
Industrial REITs–0.90%
Prologis, Inc.	232,946	33,082,991
Insurance Brokers–0.70%
Arthur J. Gallagher & Co.(c)	123,701	25,531,886
Integrated Oil & Gas–1.41%
Chevron Corp.	268,315	51,867,973
Interactive Media & Services–10.35%
Alphabet, Inc., Class A	707,940	272,415,312
Meta Platforms, Inc., Class A	175,933	107,655,162
		380,070,474
Investment Banking & Brokerage–1.09%
Morgan Stanley	210,432	40,106,235
Life Sciences Tools & Services–0.60%
Danaher Corp.	123,652	22,127,525
Managed Health Care–1.65%
UnitedHealth Group, Inc.	163,688	60,643,130
Multi-Utilities–0.99%
Ameren Corp.	319,107	36,266,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Charter Fund

Shares		Value
Oil & Gas Equipment & Services–0.65%
SLB Ltd.	420,027	$23,891,136
Oil & Gas Exploration & Production–1.88%
ConocoPhillips	344,753	43,363,032
Devon Energy Corp.	496,115	25,485,428
		68,848,460
Packaged Foods & Meats–0.56%
Hershey Co. (The)	111,602	20,728,955
Pharmaceuticals–2.68%
Eli Lilly and Co.	67,178	62,784,559
Merck & Co., Inc.	326,891	35,689,959
		98,474,518
Property & Casualty Insurance–1.05%
Hartford Insurance Group, Inc. (The)	282,328	38,625,294
Rail Transportation–1.67%
Union Pacific Corp.	227,374	61,272,746
Restaurants–0.84%
McDonald’s Corp.	104,656	30,725,955
Semiconductor Materials & Equipment–2.73%
Applied Materials, Inc.	126,547	49,921,526
ASML Holding N.V., New York Shares (Netherlands)	34,964	50,312,846
		100,234,372
Semiconductors–15.68%
Advanced Micro Devices, Inc.(b)	188,839	66,941,537
Broadcom, Inc.	360,417	150,448,868
NVIDIA Corp.	1,574,863	314,295,409
Texas Instruments, Inc.	156,463	43,978,620
		575,664,434
Specialty Chemicals–0.74%
DuPont de Nemours, Inc.	591,177	26,993,142
Systems Software–5.91%
Microsoft Corp.	532,185	217,014,399
Shares		Value
Technology Hardware, Storage & Peripherals–6.38%
Apple, Inc.	748,175	$203,017,286
Sandisk Corp.(b)	28,430	31,173,780
		234,191,066
Tobacco–1.21%
Philip Morris International, Inc. (Switzerland)	269,190	44,435,193
Transaction & Payment Processing Services–1.44%
Mastercard, Inc., Class A	104,852	52,732,168
Total Common Stocks & Other Equity Interests (Cost $2,056,795,618)		3,615,159,519
Money Market Funds–1.55%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	19,937,613	19,937,613
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	37,047,830	37,047,830
Total Money Market Funds (Cost $56,985,443)		56,985,443
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,113,781,061)		3,672,144,962
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.55%
Invesco Private Government Fund, 3.63%(d)(e)(f)	5,614,152	5,614,152
Invesco Private Prime Fund, 3.78%(d)(e)(f)	14,598,186	14,599,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,213,803)		20,213,797
TOTAL INVESTMENTS IN SECURITIES–100.58% (Cost $2,133,994,864)		3,692,358,759
OTHER ASSETS LESS LIABILITIES—(0.58)%		(21,268,690)
NET ASSETS–100.00%		$3,671,090,069
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,018,582	$107,128,328	$(96,209,297)	$-	$-	$19,937,613	$222,308
Invesco Treasury Portfolio, Institutional Class	16,769,628	198,952,610	(178,674,408)	-	-	37,047,830	409,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Charter Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,275,729	$120,051,171	$(117,712,748)	$-	$-	$5,614,152	$115,098*
Invesco Private Prime Fund	8,528,616	252,700,925	(246,625,339)	8	(4,565)	14,599,645	321,165*
Total	$37,592,555	$678,833,034	$(639,221,792)	$8	$(4,565)	$77,199,240	$1,068,206

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Charter Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,056,795,618)*	$3,615,159,519
Investments in affiliated money market funds, at value (Cost $77,199,246)	77,199,240
Foreign currencies, at value (Cost $271,664)	272,395
Receivable for:
Fund shares sold	234,706
Dividends	1,855,776
Investment for trustee deferred compensation and retirement plans	1,566,666
Other assets	316,076
Total assets	3,696,604,378
Liabilities:
Payable for:
Fund shares reacquired	2,126,401
Collateral upon return of securities loaned	20,213,803
Accrued fees to affiliates	1,434,899
Accrued trustees’ and officers’ fees and benefits	2,830
Accrued other operating expenses	135,479
Trustee deferred compensation and retirement plans	1,600,897
Total liabilities	25,514,309
Net assets applicable to shares outstanding	$3,671,090,069
Net assets consist of:
Shares of beneficial interest	$1,996,078,444
Distributable earnings	1,675,011,625
$3,671,090,069
Net Assets:
Class A	$3,473,178,208
Class C	$15,079,101
Class R	$20,430,509
Class S	$18,611,971
Class Y	$113,429,293
Class R5	$5,804,833
Class R6	$24,556,154
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	158,302,017
Class C	800,990
Class R	945,312
Class S	848,227
Class Y	5,134,115
Class R5	242,142
Class R6	1,025,271
Class A:
Net asset value per share	$21.94
Maximum offering price per share (Net asset value of $21.94 ÷ 94.50%)	$23.22
Class C:
Net asset value and offering price per share	$18.83
Class R:
Net asset value and offering price per share	$21.61
Class S:
Net asset value and offering price per share	$21.94
Class Y:
Net asset value and offering price per share	$22.09
Class R5:
Net asset value and offering price per share	$23.97
Class R6:
Net asset value and offering price per share	$23.95

*	At April 30, 2026, securities with an aggregate value of $20,149,845 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Charter Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $91,136)	$19,747,328
Dividends from affiliated money market funds (includes net securities lending income of $19,532)	651,475
Total investment income	20,398,803
Expenses:
Advisory fees	11,151,897
Administrative services fees	260,143
Custodian fees	9,860
Distribution fees:
Class A	4,249,927
Class C	76,795
Class R	48,878
Class S	13,760
Transfer agent fees — A, C, R, S and Y	1,917,732
Transfer agent fees — R5	2,923
Transfer agent fees — R6	3,773
Trustees’ and officers’ fees and benefits	25,018
Registration and filing fees	68,967
Reports to shareholders	78,568
Professional services fees	40,840
Other	27,281
Total expenses	17,976,362
Less: Fees waived and/or expenses reimbursed	(16,796)
Net expenses	17,959,566
Net investment income	2,439,237
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	122,704,512
Affiliated investment securities	(4,565)
Foreign currencies	16,180
122,716,127
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(35,386,468)
Affiliated investment securities	8
Foreign currencies	4,992
(35,381,468)
Net realized and unrealized gain	87,334,659
Net increase in net assets resulting from operations	$89,773,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Charter Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$2,439,237	$8,604,792
Net realized gain	122,716,127	255,617,523
Change in net unrealized appreciation (depreciation)	(35,381,468)	370,733,411
Net increase in net assets resulting from operations	89,773,896	634,955,726
Distributions to shareholders from distributable earnings:
Class A	(236,565,397)	(245,945,813)
Class C	(1,204,201)	(1,416,769)
Class R	(1,309,499)	(1,364,555)
Class S	(1,303,034)	(1,423,736)
Class Y	(7,941,084)	(7,837,840)
Class R5	(401,592)	(427,694)
Class R6	(1,622,210)	(1,318,167)
Total distributions from distributable earnings	(250,347,017)	(259,734,574)
Share transactions–net:
Class A	58,813,108	(80,513,519)
Class C	(438,547)	(2,812,599)
Class R	1,175,526	(515,448)
Class S	(150,081)	(1,239,736)
Class Y	4,370,192	2,152,100
Class R5	(384,159)	(188,676)
Class R6	39,611	4,497,315
Net increase (decrease) in net assets resulting from share transactions	63,425,650	(78,620,563)
Net increase (decrease) in net assets	(97,147,471)	296,600,589
Net assets:
Beginning of period	3,768,237,540	3,471,636,951
End of period	$3,671,090,069	$3,768,237,540
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Charter Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$22.95	$0.01	$0.52	$0.53	$(0.05)	$(1.49)	$(1.54)	$21.94	2.58%	$3,473,178	1.01%(d)	1.01%(d)	0.13%(d)	21%
Year ended 10/31/25	20.67	0.05	3.80	3.85	(0.11)	(1.46)	(1.57)	22.95	19.53	3,565,930	1.01	1.01	0.24	36
Year ended 10/31/24	16.01	0.10	5.62	5.72	(0.06)	(1.00)	(1.06)	20.67	37.24	3,291,517	1.02	1.02	0.55	37
Year ended 10/31/23	15.25	0.06	1.32	1.38	(0.12)	(0.50)	(0.62)	16.01	9.44	2,653,092	1.03	1.03	0.39	84
Year ended 10/31/22	21.88	0.10 (e)	(3.58)	(3.48)	(0.08)	(3.07)	(3.15)	15.25	(18.71)	2,671,536	1.02	1.02	0.58 (e)	52
Year ended 10/31/21	15.99	0.07	6.24	6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03	1.03	0.38	47
Class C
Six months ended 04/30/26	19.93	(0.06)	0.45	0.39	—	(1.49)	(1.49)	18.83	2.24	15,079	1.76 (d)	1.76 (d)	(0.62)(d)	21
Year ended 10/31/25	18.17	(0.09)	3.31	3.22	—	(1.46)	(1.46)	19.93	18.64	16,428	1.76	1.76	(0.51)	36
Year ended 10/31/24	14.23	(0.03)	4.97	4.94	—	(1.00)	(1.00)	18.17	36.25	17,813	1.77	1.77	(0.20)	37
Year ended 10/31/23	13.60	(0.05)	1.18	1.13	—	(0.50)	(0.50)	14.23	8.65	16,336	1.78	1.78	(0.36)	84
Year ended 10/31/22	19.91	(0.03)(e)	(3.21)	(3.24)	—	(3.07)	(3.07)	13.60	(19.35)	18,306	1.77	1.77	(0.17)(e)	52
Year ended 10/31/21	14.61	(0.07)	5.69	5.62	—	(0.32)	(0.32)	19.91	39.00	27,725	1.78	1.78	(0.37)	47
Class R
Six months ended 04/30/26	22.61	(0.01)	0.50	0.49	—	(1.49)	(1.49)	21.61	2.43	20,431	1.26 (d)	1.26 (d)	(0.12)(d)	21
Year ended 10/31/25	20.39	(0.00)	3.74	3.74	(0.06)	(1.46)	(1.52)	22.61	19.22	20,108	1.26	1.26	(0.01)	36
Year ended 10/31/24	15.80	0.06	5.55	5.61	(0.02)	(1.00)	(1.02)	20.39	36.95	18,603	1.27	1.27	0.30	37
Year ended 10/31/23	15.05	0.02	1.31	1.33	(0.08)	(0.50)	(0.58)	15.80	9.17	15,125	1.28	1.28	0.14	84
Year ended 10/31/22	21.63	0.06 (e)	(3.54)	(3.48)	(0.03)	(3.07)	(3.10)	15.05	(18.91)	15,653	1.27	1.27	0.33 (e)	52
Year ended 10/31/21	15.82	0.02	6.16	6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28	1.28	0.13	47
Class S
Six months ended 04/30/26	22.97	0.02	0.51	0.53	(0.07)	(1.49)	(1.56)	21.94	2.60	18,612	0.91 (d)	0.91 (d)	0.23 (d)	21
Year ended 10/31/25	20.68	0.07	3.81	3.88	(0.13)	(1.46)	(1.59)	22.97	19.69	19,588	0.91	0.91	0.34	36
Year ended 10/31/24	16.02	0.12	5.62	5.74	(0.08)	(1.00)	(1.08)	20.68	37.35	18,857	0.92	0.92	0.65	37
Year ended 10/31/23	15.26	0.08	1.32	1.40	(0.14)	(0.50)	(0.64)	16.02	9.57	14,903	0.93	0.93	0.49	84
Year ended 10/31/22	21.89	0.12 (e)	(3.58)	(3.46)	(0.10)	(3.07)	(3.17)	15.26	(18.61)	14,877	0.92	0.92	0.68 (e)	52
Year ended 10/31/21	16.00	0.09	6.23	6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93	0.93	0.48	47
Class Y
Six months ended 04/30/26	23.13	0.04	0.52	0.56	(0.11)	(1.49)	(1.60)	22.09	2.69	113,429	0.76 (d)	0.76 (d)	0.38 (d)	21
Year ended 10/31/25	20.82	0.10	3.83	3.93	(0.16)	(1.46)	(1.62)	23.13	19.82	114,207	0.76	0.76	0.49	36
Year ended 10/31/24	16.11	0.15	5.66	5.81	(0.10)	(1.00)	(1.10)	20.82	37.67	100,643	0.77	0.77	0.80	37
Year ended 10/31/23	15.35	0.10	1.32	1.42	(0.16)	(0.50)	(0.66)	16.11	9.71	80,126	0.78	0.78	0.64	84
Year ended 10/31/22	22.01	0.14 (e)	(3.60)	(3.46)	(0.13)	(3.07)	(3.20)	15.35	(18.53)	87,804	0.77	0.77	0.83 (e)	52
Year ended 10/31/21	16.09	0.12	6.26	6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78	0.78	0.63	47
Class R5
Six months ended 04/30/26	24.96	0.05	0.56	0.61	(0.11)	(1.49)	(1.60)	23.97	2.70	5,805	0.75 (d)	0.75 (d)	0.39 (d)	21
Year ended 10/31/25	22.35	0.11	4.12	4.23	(0.16)	(1.46)	(1.62)	24.96	19.82	6,444	0.75	0.75	0.50	36
Year ended 10/31/24	17.23	0.16	6.07	6.23	(0.11)	(1.00)	(1.11)	22.35	37.62	5,965	0.76	0.76	0.81	37
Year ended 10/31/23	16.36	0.12	1.42	1.54	(0.17)	(0.50)	(0.67)	17.23	9.81	5,610	0.76	0.76	0.66	84
Year ended 10/31/22	23.25	0.16 (e)	(3.85)	(3.69)	(0.13)	(3.07)	(3.20)	16.36	(18.50)	6,555	0.75	0.75	0.85 (e)	52
Year ended 10/31/21	16.98	0.14	6.60	6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75	0.75	0.66	47
Class R6
Six months ended 04/30/26	24.95	0.05	0.56	0.61	(0.12)	(1.49)	(1.61)	23.95	2.72	24,556	0.68 (d)	0.68 (d)	0.46 (d)	21
Year ended 10/31/25	22.33	0.13	4.12	4.25	(0.17)	(1.46)	(1.63)	24.95	19.96	25,532	0.68	0.68	0.57	36
Year ended 10/31/24	17.22	0.18	6.05	6.23	(0.12)	(1.00)	(1.12)	22.33	37.67	18,239	0.69	0.69	0.88	37
Year ended 10/31/23	16.36	0.13	1.41	1.54	(0.18)	(0.50)	(0.68)	17.22	9.83	14,588	0.69	0.69	0.73	84
Year ended 10/31/22	23.24	0.17 (e)	(3.83)	(3.66)	(0.15)	(3.07)	(3.22)	16.36	(18.41)	14,327	0.68	0.68	0.92 (e)	52
Year ended 10/31/21	16.97	0.15	6.60	6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68	0.68	0.73	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31,
2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.32%, $(0.07)
and (0.43)%, $0.02 and 0.07%, $0.08 and 0.42%, $0.10 and 0.57%, $0.12 and 0.59% and $0.13 and 0.66% for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6
shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Charter Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Charter Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
10
Invesco Charter Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $1,137 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.570%
Next $1.8 billion	0.545%
Over $10 billion	0.520%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.62%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In
11
Invesco Charter Fund

determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $16,796.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $53,348 in front-end sales commissions from the sale of Class A shares and $453 and $156 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $22,071 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,565,232,058	$49,927,461	$—	$3,615,159,519
Money Market Funds	56,985,443	20,213,797	—	77,199,240
Total Investments	$3,622,217,501	$70,141,258	$—	$3,692,358,759
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
12
Invesco Charter Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $743,610,428 and $959,662,886, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,602,467,358
Aggregate unrealized (depreciation) of investments	(51,011,412)
Net unrealized appreciation of investments	$1,551,455,946
Cost of investments for tax purposes is $2,140,902,813.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,158,643	$24,717,145	2,780,555	$57,396,242
Class C	51,383	949,051	120,511	2,167,859
Class R	97,236	2,071,334	109,716	2,273,880
Class S	4,635	98,052	7,618	154,359
Class Y	544,761	11,873,975	1,012,873	20,868,930
Class R5	12,007	283,482	22,846	516,168
Class R6	79,751	1,857,802	368,204	8,074,263
Issued as reinvestment of dividends:
Class A	10,340,290	218,180,119	11,159,571	227,766,858
Class C	65,520	1,189,194	78,674	1,403,548
Class R	62,957	1,309,499	67,444	1,359,006
Class S	61,751	1,302,329	69,726	1,423,062
Class Y	275,052	5,839,346	279,481	5,737,738
Class R5	16,823	387,428	18,596	411,902
Class R6	63,271	1,455,861	53,297	1,178,941
Automatic conversion of Class C shares to Class A shares:
Class A	54,620	1,174,009	141,818	2,904,639
Class C	(63,453)	(1,174,009)	(162,670)	(2,904,639)
13
Invesco Charter Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(8,607,397)	$(185,258,165)	(17,946,986)	$(368,581,258)
Class C	(76,616)	(1,402,783)	(192,731)	(3,479,367)
Class R	(104,258)	(2,205,307)	(200,243)	(4,148,334)
Class S	(71,034)	(1,550,462)	(136,182)	(2,817,157)
Class Y	(623,250)	(13,343,129)	(1,189,362)	(24,454,568)
Class R5	(44,844)	(1,055,069)	(50,217)	(1,116,746)
Class R6	(141,158)	(3,274,052)	(214,812)	(4,755,889)
Net increase (decrease) in share activity	3,156,690	$63,425,650	(3,802,273)	$(78,620,563)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Charter Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Charter Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
CHT-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX ■ R5: DDFIX ■ R6: LCEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.04%
Aerospace & Defense–1.71%
Airbus SE (France)	309,602	$63,827,351
Northrop Grumman Corp.	202,268	117,210,261
		181,037,612
Agricultural & Farm Machinery–1.02%
Deere & Co.	182,337	107,555,126
Apparel Retail–1.44%
Ross Stores, Inc.	376,770	85,824,438
TJX Cos., Inc. (The)	426,214	66,809,045
		152,633,483
Application Software–0.76%
Intuit, Inc.	208,422	80,971,947
Asset Management & Custody Banks–0.84%
BlackRock, Inc.	83,571	89,053,258
Biotechnology–1.47%
AbbVie, Inc.	274,774	58,065,242
Regeneron Pharmaceuticals, Inc.	137,739	97,389,737
		155,454,979
Building Products–1.37%
Johnson Controls International PLC	994,002	145,154,112
Communications Equipment–1.81%
Cisco Systems, Inc.	2,094,338	191,631,927
Construction Materials–1.13%
CRH PLC	1,011,061	119,729,844
Consumer Finance–1.04%
Capital One Financial Corp.	574,234	109,850,964
Consumer Staples Merchandise Retail–1.68%
Walmart, Inc.	1,348,796	177,946,656
Diversified Banks–11.59%
Bank of America Corp.	5,330,333	284,959,602
Citigroup, Inc.	1,298,158	166,138,261
Fifth Third Bancorp	1,951,435	99,054,840
JPMorgan Chase & Co.	1,292,539	404,861,991
PNC Financial Services Group, Inc. (The)	434,790	96,958,170
Wells Fargo & Co.	2,132,455	175,351,775
		1,227,324,639
Electric Utilities–2.95%
Entergy Corp.	1,458,019	171,915,020
PPL Corp.	3,748,941	140,360,351
		312,275,371
Electrical Components & Equipment–3.42%
Eaton Corp. PLC	419,046	181,451,109
Emerson Electric Co.	760,803	106,847,173
Hubbell, Inc.	146,572	74,483,493
		362,781,775
Shares		Value
Electronic Manufacturing Services–0.66%
TE Connectivity PLC (Switzerland)	328,869	$69,608,413
Financial Exchanges & Data–0.62%
Cboe Global Markets, Inc.	217,608	65,301,985
Health Care Distributors–0.73%
Cardinal Health, Inc.	400,528	77,253,841
Health Care Equipment–3.34%
Abbott Laboratories	1,450,652	131,704,695
Becton, Dickinson and Co.	651,489	97,097,921
Medtronic PLC	1,538,334	124,558,904
		353,361,520
Health Care Services–1.74%
CVS Health Corp.	2,216,519	184,613,867
Home Improvement Retail–1.96%
Lowe’s Cos., Inc.	867,315	207,106,149
Hotels, Resorts & Cruise Lines–0.94%
Marriott International, Inc., Class A	275,569	99,670,552
Household Products–1.02%
Colgate-Palmolive Co.	1,264,370	107,926,623
Industrial Conglomerates–1.95%
Honeywell International, Inc.	961,538	206,086,439
Industrial Gases–2.06%
Linde PLC	435,440	218,216,402
Industrial Machinery & Supplies & Components–1.75%
Parker-Hannifin Corp.	126,013	114,598,742
Xylem, Inc.	598,960	70,773,114
		185,371,856
Industrial REITs–1.53%
Prologis, Inc.	1,143,682	162,425,718
Insurance Brokers–0.80%
Marsh & McLennan Cos., Inc.	504,704	84,643,908
Integrated Oil & Gas–2.78%
Chevron Corp.	1,522,202	294,256,869
Integrated Telecommunication Services–0.90%
AT&T, Inc.	3,635,034	94,983,438
Interactive Media & Services–4.59%
Alphabet, Inc., Class A	943,178	362,934,894
Meta Platforms, Inc., Class A	201,356	123,211,750
		486,146,644
Investment Banking & Brokerage–2.67%
Charles Schwab Corp. (The)	1,917,265	175,698,165
Morgan Stanley	562,677	107,240,609
		282,938,774
IT Consulting & Other Services–1.42%
International Business Machines Corp.	649,727	150,073,942
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Diversified Dividend Fund

Shares		Value
Life Sciences Tools & Services–1.50%
Danaher Corp.	885,389	$158,440,362
Managed Health Care–1.42%
UnitedHealth Group, Inc.	406,939	150,762,761
Multi-Utilities–2.63%
CMS Energy Corp.	1,231,519	94,506,768
Public Service Enterprise Group, Inc.	1,187,024	96,932,380
Sempra	921,488	87,651,938
		279,091,086
Oil & Gas Equipment & Services–1.06%
SLB Ltd.	1,973,804	112,269,971
Oil & Gas Exploration & Production–2.20%
ConocoPhillips	1,275,572	160,441,446
Devon Energy Corp.	1,422,987	73,098,842
		233,540,288
Oil & Gas Storage & Transportation–1.83%
Williams Cos., Inc. (The)	2,538,204	193,690,347
Packaged Foods & Meats–0.92%
Mondelez International, Inc., Class A	1,587,337	97,525,985
Pharmaceuticals–4.20%
Eli Lilly and Co.	87,261	81,554,131
Johnson & Johnson	1,130,872	259,930,929
Merck & Co., Inc.	945,929	103,276,528
		444,761,588
Property & Casualty Insurance–1.16%
American International Group, Inc.	905,845	67,757,206
Hartford Insurance Group, Inc. (The)	403,350	55,182,313
		122,939,519
Rail Transportation–1.58%
Union Pacific Corp.	622,189	167,667,492
Restaurants–2.97%
Darden Restaurants, Inc.	343,370	68,866,287
McDonald’s Corp.	505,145	148,305,521
Yum! Brands, Inc.	612,314	97,755,930
		314,927,738
Semiconductor Materials & Equipment–2.01%
ASML Holding N.V., New York Shares (Netherlands)	71,257	102,538,110
Lam Research Corp.	427,896	110,337,263
		212,875,373
Semiconductors–3.81%
Broadcom, Inc.	466,955	194,921,026
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (Netherlands)	332,943	$97,748,735
Texas Instruments, Inc.	393,487	110,601,326
		403,271,087
Soft Drinks & Non-alcoholic Beverages–1.70%
Coca-Cola Co. (The)	1,443,426	113,684,232
PepsiCo, Inc.	420,355	66,622,064
		180,306,296
Systems Software–0.58%
Microsoft Corp.	149,840	61,101,755
Tobacco–2.03%
Philip Morris International, Inc. (Switzerland)	1,305,465	215,493,108
Trading Companies & Distributors–0.75%
Sunbelt Rentals Holdings, Inc.(b)	1,040,574	79,635,128
Total Common Stocks & Other Equity Interests (Cost $7,260,273,874)		10,171,688,517
Money Market Funds–3.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	145,761,011	145,761,011
Invesco Treasury Portfolio, Institutional Class, 3.55%(c)(d)	270,694,023	270,694,023
Total Money Market Funds (Cost $416,455,034)		416,455,034
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $7,676,728,908)		10,588,143,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.23%
Invesco Private Government Fund, 3.63%(c)(d)(e)	6,693,042	6,693,042
Invesco Private Prime Fund, 3.78%(c)(d)(e)	17,555,284	17,557,039
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,250,081)		24,250,081
TOTAL INVESTMENTS IN SECURITIES–100.20% (Cost $7,700,978,989)		10,612,393,632
OTHER ASSETS LESS LIABILITIES—(0.20)%		(20,795,210)
NET ASSETS–100.00%		$10,591,598,422
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,455,022	$657,729,617	$(555,423,628)	$-	$-	$145,761,011	$1,359,733
Invesco Treasury Portfolio, Institutional Class	80,697,188	1,221,497,859	(1,031,501,024)	-	-	270,694,023	2,503,842
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	140,903,292	(134,210,250)	-	-	6,693,042	128,082*
Invesco Private Prime Fund	-	357,465,545	(339,908,609)	-	103	17,557,039	350,908*
Total	$124,152,210	$2,377,596,313	$(2,061,043,511)	$-	$103	$440,705,115	$4,342,565

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Diversified Dividend Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,260,273,874)*	$10,171,688,517
Investments in affiliated money market funds, at value (Cost $440,705,115)	440,705,115
Cash	120,731
Foreign currencies, at value (Cost $985,698)	988,351
Receivable for:
Investments sold	58,028,319
Fund shares sold	2,553,977
Dividends	21,287,093
Investment for trustee deferred compensation and retirement plans	800,150
Other assets	157,136
Total assets	10,696,329,389
Liabilities:
Payable for:
Investments purchased	66,470,568
Fund shares reacquired	9,082,934
Collateral upon return of securities loaned	24,250,081
Accrued fees to affiliates	3,579,619
Accrued trustees’ and officers’ fees and benefits	5,678
Accrued other operating expenses	452,862
Trustee deferred compensation and retirement plans	889,225
Total liabilities	104,730,967
Net assets applicable to shares outstanding	$10,591,598,422
Net assets consist of:
Shares of beneficial interest	$7,064,726,856
Distributable earnings	3,526,871,566
$10,591,598,422
Net Assets:
Class A	$3,942,362,393
Class C	$80,446,640
Class R	$132,135,483
Class Y	$898,456,490
Investor Class	$1,617,355,996
Class R5	$1,694,362,487
Class R6	$2,226,478,933
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	206,024,463
Class C	4,296,481
Class R	6,860,793
Class Y	46,888,319
Investor Class	84,562,942
Class R5	88,579,907
Class R6	116,410,489
Class A:
Net asset value per share	$19.14
Maximum offering price per share (Net asset value of $19.14 ÷ 94.50%)	$20.25
Class C:
Net asset value and offering price per share	$18.72
Class R:
Net asset value and offering price per share	$19.26
Class Y:
Net asset value and offering price per share	$19.16
Investor Class:
Net asset value and offering price per share	$19.13
Class R5:
Net asset value and offering price per share	$19.13
Class R6:
Net asset value and offering price per share	$19.13

*	At April 30, 2026, security with a value of $24,826,332 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Diversified Dividend Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $336,167)	$101,482,967
Dividends from affiliates (includes net securities lending income of $57,232)	3,920,807
Total investment income	105,403,774
Expenses:
Advisory fees	21,918,268
Administrative services fees	742,525
Custodian fees	26,682
Distribution fees:
Class A	4,898,861
Class C	424,930
Class R	330,214
Investor Class	1,117,708
Transfer agent fees — A, C, R, Y and Investor	4,280,265
Transfer agent fees — R5	838,266
Transfer agent fees — R6	333,808
Trustees’ and officers’ fees and benefits	50,679
Registration and filing fees	101,138
Reports to shareholders	273,613
Professional services fees	54,458
Other	86,372
Total expenses	35,477,787
Less: Fees waived and/or expenses reimbursed	(104,124)
Net expenses	35,373,663
Net investment income	70,030,111
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	620,952,241
Affiliated investment securities	103
Foreign currencies	80,441
621,032,785
Change in net unrealized appreciation of:
Unaffiliated investment securities	208,856,393
Foreign currencies	298,001
209,154,394
Net realized and unrealized gain	830,187,179
Net increase in net assets resulting from operations	$900,217,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Diversified Dividend Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$70,030,111	$160,858,002
Net realized gain	621,032,785	1,224,595,372
Change in net unrealized appreciation (depreciation)	209,154,394	(266,786,787)
Net increase in net assets resulting from operations	900,217,290	1,118,666,587
Distributions to shareholders from distributable earnings:
Class A	(425,966,865)	(419,602,832)
Class C	(9,336,037)	(12,309,716)
Class R	(14,006,703)	(13,558,475)
Class Y	(100,359,168)	(121,381,696)
Investor Class	(174,787,637)	(170,728,965)
Class R5	(182,461,398)	(192,380,724)
Class R6	(243,943,774)	(246,680,892)
Total distributions from distributable earnings	(1,150,861,582)	(1,176,643,300)
Share transactions–net:
Class A	125,296,405	(45,722,756)
Class C	(6,278,813)	(36,404,369)
Class R	4,337,786	(1,898,181)
Class Y	3,275,052	(312,503,105)
Investor Class	58,720,752	6,743,720
Class R5	73,698,349	(126,329,466)
Class R6	64,529,873	(91,401,923)
Net increase (decrease) in net assets resulting from share transactions	323,579,404	(607,516,080)
Net increase (decrease) in net assets	72,935,112	(665,492,793)
Net assets:
Beginning of period	10,518,663,310	11,184,156,103
End of period	$10,591,598,422	$10,518,663,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Diversified Dividend Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$19.67	$0.11	$1.52	$1.63	$(0.12)	$(2.04)	$(2.16)	$19.14	8.80%	$3,942,362	0.82%(d)	0.82%(d)	1.18%(d)	30%
Year ended 10/31/25	19.77	0.26	1.75	2.01	(0.26)	(1.85)	(2.11)	19.67	10.98	3,910,528	0.83	0.83	1.36	56
Year ended 10/31/24	16.64	0.29	4.19	4.48	(0.30)	(1.05)	(1.35)	19.77	28.08	3,971,988	0.83	0.83	1.59	47
Year ended 10/31/23	19.08	0.30	(0.62)	(0.32)	(0.34)	(1.78)	(2.12)	16.64	(2.18)	3,478,556	0.82	0.82	1.69	39
Year ended 10/31/22	22.89	0.35	(0.56)	(0.21)	(0.37)	(3.23)	(3.60)	19.08	(0.90)	3,923,162	0.82	0.82	1.76	39
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06	4,287,951	0.81	0.81	1.73	34
Class C
Six months ended 04/30/26	19.29	0.04	1.48	1.52	(0.05)	(2.04)	(2.09)	18.72	8.32	80,447	1.57 (d)	1.57 (d)	0.43 (d)	30
Year ended 10/31/25	19.42	0.11	1.72	1.83	(0.11)	(1.85)	(1.96)	19.29	10.16	89,125	1.58	1.58	0.61	56
Year ended 10/31/24	16.36	0.15	4.12	4.27	(0.16)	(1.05)	(1.21)	19.42	27.14	128,054	1.58	1.58	0.84	47
Year ended 10/31/23	18.78	0.17	(0.61)	(0.44)	(0.20)	(1.78)	(1.98)	16.36	(2.89)	161,365	1.57	1.57	0.94	39
Year ended 10/31/22	22.57	0.20	(0.55)	(0.35)	(0.21)	(3.23)	(3.44)	18.78	(1.63)	220,377	1.57	1.57	1.01	39
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02	276,023	1.56	1.56	0.98	34
Class R
Six months ended 04/30/26	19.78	0.09	1.53	1.62	(0.10)	(2.04)	(2.14)	19.26	8.66	132,135	1.07 (d)	1.07 (d)	0.93 (d)	30
Year ended 10/31/25	19.88	0.21	1.75	1.96	(0.21)	(1.85)	(2.06)	19.78	10.65	130,768	1.08	1.08	1.11	56
Year ended 10/31/24	16.72	0.25	4.22	4.47	(0.26)	(1.05)	(1.31)	19.88	27.82	133,127	1.08	1.08	1.34	47
Year ended 10/31/23	19.16	0.26	(0.62)	(0.36)	(0.30)	(1.78)	(2.08)	16.72	(2.41)	116,297	1.07	1.07	1.44	39
Year ended 10/31/22	22.97	0.30	(0.56)	(0.26)	(0.32)	(3.23)	(3.55)	19.16	(1.15)	137,274	1.07	1.07	1.51	39
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66	193,353	1.06	1.06	1.48	34
Class Y
Six months ended 04/30/26	19.70	0.14	1.51	1.65	(0.15)	(2.04)	(2.19)	19.16	8.88	898,456	0.57 (d)	0.57 (d)	1.43 (d)	30
Year ended 10/31/25	19.79	0.31	1.76	2.07	(0.31)	(1.85)	(2.16)	19.70	11.32	918,143	0.58	0.58	1.61	56
Year ended 10/31/24	16.66	0.34	4.19	4.53	(0.35)	(1.05)	(1.40)	19.79	28.37	1,245,233	0.58	0.58	1.84	47
Year ended 10/31/23	19.10	0.35	(0.62)	(0.27)	(0.39)	(1.78)	(2.17)	16.66	(1.93)	1,153,540	0.57	0.57	1.94	39
Year ended 10/31/22	22.91	0.40	(0.56)	(0.16)	(0.42)	(3.23)	(3.65)	19.10	(0.64)	1,275,341	0.57	0.57	2.01	39
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35	1,620,295	0.56	0.56	1.98	34
Investor Class
Six months ended 04/30/26	19.66	0.12	1.52	1.64	(0.13)	(2.04)	(2.17)	19.13	8.86 (e)	1,617,356	0.71 (d)(e)	0.71 (d)(e)	1.29 (d)(e)	30
Year ended 10/31/25	19.77	0.27	1.75	2.02	(0.28)	(1.85)	(2.13)	19.66	11.05 (e)	1,596,756	0.75 (e)	0.75 (e)	1.44 (e)	56
Year ended 10/31/24	16.64	0.32	4.18	4.50	(0.32)	(1.05)	(1.37)	19.77	28.20 (e)	1,596,064	0.72 (e)	0.72 (e)	1.70 (e)	47
Year ended 10/31/23	19.07	0.32	(0.61)	(0.29)	(0.36)	(1.78)	(2.14)	16.64	(2.03)(e)	1,385,127	0.72 (e)	0.72 (e)	1.79 (e)	39
Year ended 10/31/22	22.88	0.37	(0.56)	(0.19)	(0.39)	(3.23)	(3.62)	19.07	(0.81)(e)	1,565,529	0.73 (e)	0.73 (e)	1.85 (e)	39
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11 (e)	1,742,672	0.70 (e)	0.70 (e)	1.84 (e)	34
Class R5
Six months ended 04/30/26	19.66	0.14	1.52	1.66	(0.15)	(2.04)	(2.19)	19.13	8.96	1,694,362	0.54 (d)	0.54 (d)	1.46 (d)	30
Year ended 10/31/25	19.77	0.31	1.75	2.06	(0.32)	(1.85)	(2.17)	19.66	11.25	1,659,002	0.54	0.54	1.65	56
Year ended 10/31/24	16.64	0.35	4.18	4.53	(0.35)	(1.05)	(1.40)	19.77	28.44	1,799,847	0.55	0.55	1.87	47
Year ended 10/31/23	19.07	0.35	(0.61)	(0.26)	(0.39)	(1.78)	(2.17)	16.64	(1.85)	1,688,322	0.54	0.54	1.97	39
Year ended 10/31/22	22.89	0.41	(0.57)	(0.16)	(0.43)	(3.23)	(3.66)	19.07	(0.66)	2,027,303	0.53	0.53	2.05	39
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45	3,062,152	0.52	0.52	2.02	34
Class R6
Six months ended 04/30/26	19.66	0.14	1.53	1.67	(0.16)	(2.04)	(2.20)	19.13	9.01	2,226,479	0.47 (d)	0.47 (d)	1.53 (d)	30
Year ended 10/31/25	19.77	0.32	1.75	2.07	(0.33)	(1.85)	(2.18)	19.66	11.34	2,214,341	0.47	0.47	1.72	56
Year ended 10/31/24	16.64	0.36	4.19	4.55	(0.37)	(1.05)	(1.42)	19.77	28.52	2,309,843	0.48	0.48	1.94	47
Year ended 10/31/23	19.07	0.36	(0.61)	(0.25)	(0.40)	(1.78)	(2.18)	16.64	(1.77)	2,214,161	0.47	0.47	2.04	39
Year ended 10/31/22	22.89	0.42	(0.57)	(0.15)	(0.44)	(3.23)	(3.67)	19.07	(0.58)	2,702,340	0.46	0.46	2.12	39
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49	3,605,804	0.43	0.43	2.11	34

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.14%, 0.17%, 0.14%,
0.15%,0.16% and 0.14% for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Diversified Dividend Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Diversified Dividend Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Diversified Dividend Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.600%
Next $350 million	0.550%
Next $1.3 billion	0.500%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.42%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
11
Invesco Diversified Dividend Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $104,124.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $150,485 in front-end sales commissions from the sale of Class A shares and $7,981 and $2,047 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $31,884 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,107,861,166	$63,827,351	$—	$10,171,688,517
Money Market Funds	416,455,034	24,250,081	—	440,705,115
Total Investments	$10,524,316,200	$88,077,432	$—	$10,612,393,632
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred
12
Invesco Diversified Dividend Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $3,072,665,347 and $4,109,600,234, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,091,407,365
Aggregate unrealized (depreciation) of investments	(180,000,883)
Net unrealized appreciation of investments	$2,911,406,482
Cost of investments for tax purposes is $7,700,987,150.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	5,253,296	$98,785,679	9,586,727	$179,316,712
Class C	186,827	3,489,047	454,030	8,323,331
Class R	423,881	8,078,365	1,083,250	20,252,285
Class Y	4,227,553	80,305,935	10,151,920	189,401,016
Investor Class	351,162	6,649,495	775,702	14,613,612
Class R5	2,552,304	48,553,255	7,952,658	146,782,758
Class R6	6,425,231	121,792,201	16,473,991	307,815,408
Issued as reinvestment of dividends:
Class A	21,191,184	390,199,681	20,912,691	385,430,828
Class C	483,280	8,717,126	639,793	11,545,306
Class R	754,610	13,993,775	732,002	13,549,987
Class Y	3,971,547	73,206,053	5,478,942	101,099,293
Investor Class	8,396,955	154,527,016	8,604,200	158,271,908
Class R5	9,903,783	182,246,870	10,451,015	192,271,978
Class R6	12,881,722	236,920,250	13,082,698	240,871,458
Automatic conversion of Class C shares to Class A shares:
Class A	548,378	10,384,830	1,850,454	34,688,379
Class C	(560,248)	(10,384,830)	(1,887,417)	(34,688,379)
13
Invesco Diversified Dividend Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(19,771,278)	$(374,073,785)	(34,449,483)	$(645,158,675)
Class C	(434,697)	(8,100,156)	(1,179,473)	(21,584,627)
Class R	(927,728)	(17,734,354)	(1,903,213)	(35,700,453)
Class Y	(7,926,710)	(150,236,936)	(31,922,423)	(603,003,414)
Investor Class	(5,398,728)	(102,455,759)	(8,898,854)	(166,141,800)
Class R5	(8,241,572)	(157,101,776)	(25,080,324)	(465,384,202)
Class R6	(15,506,797)	(294,182,578)	(33,797,014)	(640,088,789)
Net increase (decrease) in share activity	18,783,955	$323,579,404	(30,888,128)	$(607,516,080)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Diversified Dividend Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
DDI-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Main Street All Cap Fund®
Nasdaq:
A: OMSOX ■ C: OMSCX ■ R: OMSNX ■ Y: OMSYX ■ R5: MSAZX ■ R6: IOAPX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.67%
Aerospace & Defense–2.14%
ATI, Inc.(b)	57,043	$8,867,905
Boeing Co. (The)(b)	71,952	16,479,166
Howmet Aerospace, Inc.	45,822	11,136,579
		36,483,650
Apparel Retail–0.74%
Ross Stores, Inc.	55,236	12,582,208
Application Software–0.62%
Intuit, Inc.	27,066	10,515,141
Automobile Manufacturers–1.08%
Tesla, Inc.(b)	48,391	18,467,457
Automotive Retail–0.49%
AutoNation, Inc.(b)	39,186	8,322,323
Broadline Retail–4.89%
Amazon.com, Inc.(b)	314,985	83,489,924
Construction Materials–0.51%
CRH PLC	74,178	8,784,159
Consumer Finance–1.68%
American Express Co.	50,654	16,363,775
Capital One Financial Corp.	64,030	12,248,939
		28,612,714
Consumer Staples Merchandise Retail–1.57%
Walmart, Inc.	202,822	26,758,306
Diversified Banks–3.82%
Fifth Third Bancorp	273,613	13,888,596
JPMorgan Chase & Co.	163,864	51,327,121
		65,215,717
Diversified Financial Services–0.46%
Equitable Holdings, Inc.	186,054	7,851,479
Electric Utilities–1.55%
Entergy Corp.	122,128	14,400,112
PPL Corp.	323,943	12,128,426
		26,528,538
Electrical Components & Equipment–2.17%
Hubbell, Inc.	23,897	12,143,739
Rockwell Automation, Inc.	36,742	15,024,171
Vertiv Holdings Co., Class A	30,041	9,868,168
		37,036,078
Electronic Components–0.95%
Coherent Corp.(b)	50,615	16,182,122
Environmental & Facilities Services–0.51%
Republic Services, Inc.	41,617	8,707,109
Financial Exchanges & Data–0.67%
Cboe Global Markets, Inc.	38,364	11,512,653
Shares		Value
Health Care Distributors–0.70%
Cencora, Inc.	38,616	$11,894,114
Health Care Equipment–0.67%
Boston Scientific Corp.(b)	200,063	11,525,629
Health Care Facilities–0.56%
Tenet Healthcare Corp.(b)	53,532	9,481,588
Health Care REITs–0.84%
Welltower, Inc.	65,907	14,324,227
Health Care Services–1.11%
CVS Health Corp.	227,137	18,918,241
Health Care Supplies–0.66%
Medline, Inc., Class A(b)(c)	253,956	11,293,423
Heavy Electrical Equipment–0.74%
Siemens Energy AG, Class A (Germany)	59,407	12,589,636
Home Improvement Retail–0.76%
Lowe’s Cos., Inc.	54,136	12,927,135
Homebuilding–0.60%
D.R. Horton, Inc.	66,887	10,291,234
Hotels, Resorts & Cruise Lines–1.13%
Hyatt Hotels Corp., Class A(c)	55,654	9,325,941
Royal Caribbean Cruises Ltd.	37,922	10,002,306
		19,328,247
Household Products–0.84%
Colgate-Palmolive Co.	167,220	14,273,899
Independent Power Producers & Energy Traders–0.55%
Vistra Corp.	59,738	9,429,046
Industrial Machinery & Supplies & Components–1.51%
Lincoln Electric Holdings, Inc.	51,186	13,564,290
Parker-Hannifin Corp.	13,524	12,298,996
		25,863,286
Industrial REITs–0.69%
First Industrial Realty Trust, Inc.	190,980	11,842,670
Insurance Brokers–0.80%
Arthur J. Gallagher & Co.	65,813	13,583,803
Integrated Oil & Gas–1.36%
Chevron Corp.	120,044	23,205,706
Interactive Media & Services–11.09%
Alphabet, Inc., Class A	353,362	135,973,698
Meta Platforms, Inc., Class A	87,374	53,465,024
		189,438,722
Internet Services & Infrastructure–0.98%
MongoDB, Inc.(b)	35,861	8,995,015
Snowflake, Inc., Class A(b)	56,798	7,751,223
		16,746,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street All Cap Fund®

Shares		Value
Investment Banking & Brokerage–1.10%
Morgan Stanley	98,874	$18,844,396
Life Sciences Tools & Services–0.75%
Danaher Corp.	71,765	12,842,347
Managed Health Care–1.06%
UnitedHealth Group, Inc.	49,030	18,164,634
Multi-Utilities–0.63%
Ameren Corp.	94,661	10,758,223
Oil & Gas Equipment & Services–0.65%
SLB Ltd.	195,321	11,109,858
Oil & Gas Exploration & Production–0.60%
Devon Energy Corp.	200,258	10,287,253
Oil & Gas Storage & Transportation–0.99%
Williams Cos., Inc. (The)	221,748	16,921,590
Passenger Ground Transportation–0.75%
Uber Technologies, Inc.(b)	172,322	12,856,944
Pharmaceuticals–2.61%
Eli Lilly and Co.	31,549	29,485,696
Johnson & Johnson	65,819	15,128,497
		44,614,193
Property & Casualty Insurance–1.14%
American International Group, Inc.	132,321	9,897,611
Hartford Insurance Group, Inc. (The)	69,910	9,564,387
		19,461,998
Restaurants–0.75%
Yum! Brands, Inc.	80,463	12,845,918
Retail REITs–0.67%
Brixmor Property Group, Inc.	381,896	11,491,251
Semiconductor Materials & Equipment–3.37%
Applied Materials, Inc.	81,569	32,178,155
ASML Holding N.V., New York Shares (Netherlands)	17,649	25,396,734
		57,574,889
Semiconductors–16.21%
Advanced Micro Devices, Inc.(b)	86,411	30,631,836
Broadcom, Inc.	173,249	72,319,330
NVIDIA Corp.	769,890	153,646,947
Texas Instruments, Inc.	72,688	20,431,143
		277,029,256
Shares		Value
Soft Drinks & Non-alcoholic Beverages–0.95%
Coca-Cola Co. (The)	206,208	$16,240,942
Specialty Chemicals–0.56%
DuPont de Nemours, Inc.	210,827	9,626,361
Systems Software–5.50%
Microsoft Corp.	230,527	94,004,300
Technology Hardware, Storage & Peripherals–7.02%
Apple, Inc.	357,409	96,982,932
Sandisk Corp.(b)	20,977	23,001,490
		119,984,422
Tobacco–1.25%
Philip Morris International, Inc. (Switzerland)	129,737	21,415,687
Transaction & Payment Processing Services–1.67%
Mastercard, Inc., Class A	56,852	28,592,008
Total Common Stocks & Other Equity Interests (Cost $851,966,206)		1,668,672,892
Money Market Funds–2.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	13,776,138	13,776,138
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	25,584,519	25,584,519
Total Money Market Funds (Cost $39,360,657)		39,360,657
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $891,326,863)		1,708,033,549
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,026,140	2,026,140
Invesco Private Prime Fund, 3.78%(d)(e)(f)	5,269,159	5,269,686
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,296,296)		7,295,826
TOTAL INVESTMENTS IN SECURITIES–100.40% (Cost $898,623,159)		1,715,329,375
OTHER ASSETS LESS LIABILITIES—(0.40)%		(6,786,884)
NET ASSETS–100.00%		$1,708,542,491
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,488,091	$56,886,138	$(45,598,091)	$-	$-	$13,776,138	$86,888
Invesco Treasury Portfolio, Institutional Class	4,621,004	105,645,685	(84,682,170)	-	-	25,584,519	159,993
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,047,623	47,061,559	(49,083,042)	-	-	2,026,140	59,839*
Invesco Private Prime Fund	10,519,050	114,530,272	(119,776,960)	(470)	(2,206)	5,269,686	169,548*
Total	$21,675,768	$324,123,654	$(299,140,263)	$(470)	$(2,206)	$46,656,483	$476,268

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $851,966,206)*	$1,668,672,892
Investments in affiliated money market funds, at value (Cost $46,656,953)	46,656,483
Cash	512,772
Receivable for:
Fund shares sold	411,083
Dividends	876,980
Investment for trustee deferred compensation and retirement plans	137,181
Other assets	116,695
Total assets	1,717,384,086
Liabilities:
Payable for:
Fund shares reacquired	742,420
Collateral upon return of securities loaned	7,296,296
Accrued fees to affiliates	600,692
Accrued trustees’ and officers’ fees and benefits	1,992
Accrued other operating expenses	63,014
Trustee deferred compensation and retirement plans	137,181
Total liabilities	8,841,595
Net assets applicable to shares outstanding	$1,708,542,491
Net assets consist of:
Shares of beneficial interest	$849,824,872
Distributable earnings	858,717,619
$1,708,542,491
Net Assets:
Class A	$1,402,430,598
Class C	$51,885,524
Class R	$93,734,428
Class Y	$141,139,113
Class R5	$14,083
Class R6	$19,338,745
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,737,766
Class C	2,030,711
Class R	3,175,949
Class Y	4,311,099
Class R5	446
Class R6	611,912
Class A:
Net asset value per share	$31.35
Maximum offering price per share (Net asset value of $31.35 ÷ 94.50%)	$33.17
Class C:
Net asset value and offering price per share	$25.55
Class R:
Net asset value and offering price per share	$29.51
Class Y:
Net asset value and offering price per share	$32.74
Class R5:
Net asset value and offering price per share	$31.58
Class R6:
Net asset value and offering price per share	$31.60

*	At April 30, 2026, securities with an aggregate value of $7,511,749 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street All Cap Fund®

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $22,606)	$8,146,174
Dividends from affiliated money market funds (includes net securities lending income of $8,759)	255,640
Total investment income	8,401,814
Expenses:
Advisory fees	5,262,343
Administrative services fees	118,018
Custodian fees	4,580
Distribution fees:
Class A	1,654,020
Class C	262,119
Class R	221,986
Transfer agent fees — A, C, R and Y	838,662
Transfer agent fees — R5	2
Transfer agent fees — R6	2,118
Trustees’ and officers’ fees and benefits	17,388
Registration and filing fees	61,883
Reports to shareholders	30,799
Professional services fees	32,766
Other	15,395
Total expenses	8,522,079
Less: Fees waived and/or expenses reimbursed	(6,826)
Net expenses	8,515,253
Net investment income (loss)	(113,439)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	44,061,738
Affiliated investment securities	(2,206)
Foreign currencies	(1,810)
44,057,722
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,444,977
Affiliated investment securities	(470)
Foreign currencies	614
8,445,121
Net realized and unrealized gain	52,502,843
Net increase in net assets resulting from operations	$52,389,404
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income (loss)	$(113,439)	$1,698,751
Net realized gain	44,057,722	84,762,462
Change in net unrealized appreciation	8,445,121	232,133,260
Net increase in net assets resulting from operations	52,389,404	318,594,473
Distributions to shareholders from distributable earnings:
Class A	(66,172,741)	(105,988,008)
Class C	(3,063,938)	(4,820,216)
Class R	(4,456,657)	(6,632,517)
Class Y	(6,288,762)	(7,090,170)
Class R5	(705)	(1,128)
Class R6	(865,646)	(430,463)
Total distributions from distributable earnings	(80,848,449)	(124,962,502)
Share transactions–net:
Class A	9,004,628	17,097,066
Class C	(1,247,339)	(273,833)
Class R	4,604,845	5,992,317
Class Y	13,137,369	31,066,435
Class R6	3,467,458	9,343,042
Net increase in net assets resulting from share transactions	28,966,961	63,225,027
Net increase in net assets	507,916	256,856,998
Net assets:
Beginning of period	1,708,034,575	1,451,177,577
End of period	$1,708,542,491	$1,708,034,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street All Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$31.90	$0.00	$0.95	$0.95	$(0.02)	$(1.48)	$(1.50)	$31.35	3.22%(d)	$1,402,431	1.01%(d)(e)	1.01%(d)(e)	0.01%(d)(e)	26%
Year ended 10/31/25	28.29	0.04	6.02	6.06	(0.12)	(2.33)	(2.45)	31.90	22.70 (d)	1,416,628	1.03 (d)	1.03 (d)	0.12 (d)	44
Year ended 10/31/24	20.98	0.11	8.14	8.25	(0.06)	(0.88)	(0.94)	28.29	40.43 (d)	1,238,070	1.03 (d)	1.04 (d)	0.43 (d)	54
Year ended 10/31/23	19.99	0.09	2.00	2.09	(0.04)	(1.06)	(1.10)	20.98	11.05 (d)	952,567	1.06 (d)	1.06 (d)	0.41 (d)	56
Year ended 10/31/22	28.54	0.12	(4.36)	(4.24)	(0.16)	(4.15)	(4.31)	19.99	(17.59)(d)	929,660	1.06 (d)	1.06 (d)	0.53 (d)	45
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84 (d)	1,229,595	1.07 (d)	1.07 (d)	0.18 (d)	35
Class C
Six months ended 04/30/26	26.35	(0.09)	0.77	0.68	—	(1.48)	(1.48)	25.55	2.84	51,886	1.77 (e)	1.77 (e)	(0.75)(e)	26
Year ended 10/31/25	23.83	(0.15)	5.00	4.85	—	(2.33)	(2.33)	26.35	21.74	54,774	1.79	1.79	(0.64)	44
Year ended 10/31/24	17.90	(0.07)	6.91	6.84	(0.03)	(0.88)	(0.91)	23.83	39.41	50,025	1.79	1.80	(0.33)	54
Year ended 10/31/23	17.30	(0.06)	1.72	1.66	—	(1.06)	(1.06)	17.90	10.20	41,279	1.82	1.82	(0.35)	56
Year ended 10/31/22	25.35	(0.04)	(3.80)	(3.84)	(0.06)	(4.15)	(4.21)	17.30	(18.25)	41,846	1.82	1.82	(0.23)	45
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78	60,285	1.83	1.83	(0.58)	35
Class R
Six months ended 04/30/26	30.13	(0.04)	0.90	0.86	—	(1.48)	(1.48)	29.51	3.09	93,734	1.27 (e)	1.27 (e)	(0.25)(e)	26
Year ended 10/31/25	26.87	(0.03)	5.68	5.65	(0.06)	(2.33)	(2.39)	30.13	22.32	90,710	1.29	1.29	(0.14)	44
Year ended 10/31/24	20.00	0.04	7.75	7.79	(0.04)	(0.88)	(0.92)	26.87	40.06	74,638	1.29	1.30	0.17	54
Year ended 10/31/23	19.12	0.03	1.92	1.95	(0.01)	(1.06)	(1.07)	20.00	10.81	50,630	1.32	1.32	0.15	56
Year ended 10/31/22	27.48	0.06	(4.18)	(4.12)	(0.09)	(4.15)	(4.24)	19.12	(17.82)	46,688	1.32	1.32	0.27	45
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47	59,603	1.33	1.33	(0.08)	35
Class Y
Six months ended 04/30/26	33.26	0.04	1.00	1.04	(0.08)	(1.48)	(1.56)	32.74	3.36	141,139	0.77 (e)	0.77 (e)	0.25 (e)	26
Year ended 10/31/25	29.40	0.11	6.26	6.37	(0.18)	(2.33)	(2.51)	33.26	22.97	129,823	0.79	0.79	0.36	44
Year ended 10/31/24	21.77	0.18	8.44	8.62	(0.11)	(0.88)	(0.99)	29.40	40.74	83,589	0.79	0.80	0.67	54
Year ended 10/31/23	20.70	0.14	2.09	2.23	(0.10)	(1.06)	(1.16)	21.77	11.36	58,642	0.82	0.82	0.65	56
Year ended 10/31/22	29.41	0.18	(4.52)	(4.34)	(0.22)	(4.15)	(4.37)	20.70	(17.41)	57,359	0.82	0.82	0.77	45
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15	71,664	0.83	0.83	0.42	35
Class R5
Six months ended 04/30/26	32.15	0.05	0.96	1.01	(0.10)	(1.48)	(1.58)	31.58	3.39	14	0.69 (e)	0.69 (e)	0.33 (e)	26
Year ended 10/31/25	28.50	0.13	6.05	6.18	(0.20)	(2.33)	(2.53)	32.15	23.05	14	0.71	0.71	0.44	44
Year ended 10/31/24	21.12	0.19	8.20	8.39	(0.13)	(0.88)	(1.01)	28.50	40.94	13	0.72	0.72	0.74	54
Year ended 10/31/23	20.13	0.16	2.01	2.17	(0.12)	(1.06)	(1.18)	21.12	11.42	9	0.73	0.73	0.74	56
Year ended 10/31/22	28.72	0.20	(4.39)	(4.19)	(0.25)	(4.15)	(4.40)	20.13	(17.32)	9	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24	13	0.73	0.73	0.52	35
Class R6
Six months ended 04/30/26	32.17	0.05	0.96	1.01	(0.10)	(1.48)	(1.58)	31.60	3.39	19,339	0.69 (e)	0.69 (e)	0.33 (e)	26
Year ended 10/31/25	28.51	0.13	6.06	6.19	(0.20)	(2.33)	(2.53)	32.17	23.07	16,085	0.71	0.71	0.44	44
Year ended 10/31/24	21.14	0.19	8.19	8.38	(0.13)	(0.88)	(1.01)	28.51	40.85	4,843	0.72	0.72	0.74	54
Year ended 10/31/23	20.14	0.16	2.02	2.18	(0.12)	(1.06)	(1.18)	21.14	11.46	3,819	0.73	0.73	0.74	56
Year ended 10/31/22	28.74	0.20	(4.40)	(4.20)	(0.25)	(4.15)	(4.40)	20.14	(17.35)	2,875	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34	3,309	0.73	0.73	0.52	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and for the years ended ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street All Cap Fund®

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
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Invesco Main Street All Cap Fund®

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
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Invesco Main Street All Cap Fund®

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.64%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to
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Invesco Main Street All Cap Fund®

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $6,826.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $59,839 in front-end sales commissions from the sale of Class A shares and $435 and $1,781 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $22,277 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,656,083,256	$12,589,636	$—	$1,668,672,892
Money Market Funds	39,360,657	7,295,826	—	46,656,483
Total Investments	$1,695,443,913	$19,885,462	$—	$1,715,329,375
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Invesco Main Street All Cap Fund®

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $430,880,249 and $503,763,421, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$821,124,441
Aggregate unrealized (depreciation) of investments	(5,961,223)
Net unrealized appreciation of investments	$815,163,218
Cost of investments for tax purposes is $900,166,157.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,388,143	$42,317,711	2,662,306	$75,192,627
Class C	199,413	4,958,909	452,617	10,522,908
Class R	288,231	8,265,353	598,505	15,927,537
Class Y	777,177	24,878,115	2,072,490	60,750,756
Class R6	158,148	4,873,686	377,053	10,686,412
Issued as reinvestment of dividends:
Class A	2,118,419	63,340,738	3,672,211	101,756,368
Class C	122,760	3,000,247	206,889	4,766,730
Class R	157,873	4,448,847	251,551	6,600,692
Class Y	167,778	5,234,672	208,266	6,004,307
Class R6	24,910	750,050	13,680	381,266
Automatic conversion of Class C shares to Class A shares:
Class A	101,082	3,079,799	214,132	6,016,223
Class C	(123,651)	(3,079,799)	(257,848)	(6,016,223)
13
Invesco Main Street All Cap Fund®

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,284,567)	$(99,733,620)	(5,890,044)	$(165,868,152)
Class C	(246,389)	(6,126,696)	(422,153)	(9,547,248)
Class R	(280,493)	(8,109,355)	(617,679)	(16,535,912)
Class Y	(536,737)	(16,975,418)	(1,220,687)	(35,688,628)
Class R6	(71,101)	(2,156,278)	(60,622)	(1,724,636)
Net increase in share activity	960,996	$28,966,961	2,260,667	$63,225,027

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street All Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Main Street All Cap Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MSA-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Main Street Fund®
Nasdaq:
A: MSIGX ■ C: MIGCX ■ R: OMGNX ■ Y: MIGYX ■ R5: MSJFX ■ R6: OMSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.96%
Aerospace & Defense–1.57%
Airbus SE (France)	299,929	$61,833,171
General Electric Co.	398,704	115,596,251
		177,429,422
Application Software–1.11%
Intuit, Inc.	323,970	125,862,345
Automobile Manufacturers–1.05%
Tesla, Inc.(b)	312,369	119,209,381
Biotechnology–1.93%
AbbVie, Inc.	754,945	159,534,977
argenx SE, ADR (Netherlands)(b)	75,211	58,793,943
		218,328,920
Broadline Retail–5.41%
Amazon.com, Inc.(b)	2,305,792	611,173,228
Building Products–0.88%
Johnson Controls International PLC	684,906	100,016,823
Construction Materials–0.80%
CRH PLC	767,074	90,836,903
Consumer Finance–2.06%
American Express Co.	403,612	130,386,857
Capital One Financial Corp.	535,253	102,393,899
		232,780,756
Consumer Staples Merchandise Retail–1.68%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	521,857	48,997,154
Walmart, Inc.	1,067,915	140,890,026
		189,887,180
Diversified Banks–3.49%
Fifth Third Bancorp	1,128,598	57,287,634
JPMorgan Chase & Co.	1,076,795	337,284,498
		394,572,132
Diversified Financial Services–0.60%
Equitable Holdings, Inc.	1,611,219	67,993,442
Electric Utilities–0.92%
PPL Corp.	2,773,183	103,827,972
Electrical Components & Equipment–1.50%
Eaton Corp. PLC	152,536	66,049,613
Hubbell, Inc.	203,740	103,534,556
		169,584,169
Environmental & Facilities Services–0.63%
Republic Services, Inc.	341,782	71,507,630
Fertilizers & Agricultural Chemicals–0.74%
Corteva, Inc.	1,025,909	83,108,888
Gas Utilities–1.27%
Atmos Energy Corp.	757,528	143,915,169
Shares		Value
Health Care Distributors–1.14%
Cencora, Inc.	418,714	$128,968,099
Health Care Equipment–0.96%
Medtronic PLC	1,344,902	108,896,715
Health Care Facilities–0.78%
Tenet Healthcare Corp.(b)	500,495	88,647,674
Health Care REITs–0.70%
Welltower, Inc.	361,483	78,564,715
Health Care Services–1.27%
CVS Health Corp.	1,720,086	143,265,963
Health Care Supplies–0.69%
Medline, Inc., Class A(b)(c)	1,759,641	78,251,235
Heavy Electrical Equipment–0.67%
Siemens Energy AG, Class A (Germany)	357,685	75,801,236
Homebuilding–0.57%
D.R. Horton, Inc.	418,005	64,314,249
Hotels, Resorts & Cruise Lines–0.86%
Royal Caribbean Cruises Ltd.(c)	367,141	96,837,110
Industrial Gases–1.03%
Linde PLC(c)	232,528	116,529,082
Industrial Machinery & Supplies & Components–0.86%
Parker-Hannifin Corp.	107,080	97,380,694
Industrial REITs–1.07%
Prologis, Inc.	852,527	121,075,885
Insurance Brokers–1.55%
Marsh & McLennan Cos., Inc.	1,043,152	174,947,022
Integrated Oil & Gas–2.22%
Chevron Corp.	892,355	172,501,145
Suncor Energy, Inc. (Canada)	1,144,078	78,323,580
		250,824,725
Interactive Media & Services–10.58%
Alphabet, Inc., Class A	2,331,322	897,092,706
Meta Platforms, Inc., Class A	488,196	298,732,014
		1,195,824,720
Internet Services & Infrastructure–0.30%
MongoDB, Inc.(b)	134,933	33,845,244
Investment Banking & Brokerage–0.68%
Charles Schwab Corp. (The)	834,864	76,506,937
Managed Health Care–1.70%
UnitedHealth Group, Inc.	519,810	192,579,209
Multi-Utilities–0.49%
Public Service Enterprise Group, Inc.	675,837	55,188,849
Oil & Gas Exploration & Production–0.26%
Devon Energy Corp.	560,950	28,816,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Fund®

Shares		Value
Oil & Gas Storage & Transportation–1.05%
Cheniere Energy, Inc.	432,059	$118,794,622
Passenger Ground Transportation–0.89%
Uber Technologies, Inc.(b)	1,355,437	101,129,155
Pharmaceuticals–2.19%
Eli Lilly and Co.	213,464	199,503,454
Merck & Co., Inc.	434,772	47,468,407
		246,971,861
Property & Casualty Insurance–0.44%
American International Group, Inc.	662,994	49,591,951
Rail Transportation–0.93%
Union Pacific Corp.	388,527	104,700,256
Restaurants–1.32%
Yum! Brands, Inc.	936,370	149,491,471
Semiconductor Materials & Equipment–3.23%
Applied Materials, Inc.	501,059	197,662,765
ASML Holding N.V., New York Shares (Netherlands)	116,596	167,780,478
		365,443,243
Semiconductors–15.90%
Advanced Micro Devices, Inc.(b)	465,085	164,867,982
Broadcom, Inc.	1,129,582	471,521,414
NVIDIA Corp.	5,324,104	1,062,531,435
Texas Instruments, Inc.	348,012	97,819,213
		1,796,740,044
Soft Drinks & Non-alcoholic Beverages–1.44%
Coca-Cola Co. (The)	2,063,279	162,503,854
Specialty Chemicals–0.06%
DuPont de Nemours, Inc.	145,325	6,635,540
Systems Software–5.79%
Microsoft Corp.	1,604,475	654,272,815
Technology Hardware, Storage & Peripherals–7.50%
Apple, Inc.	2,758,988	748,651,394
Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Sandisk Corp.(b)	90,037	$98,726,471
		847,377,865
Telecom Tower REITs–0.40%
American Tower Corp.	250,211	45,716,052
Tobacco–2.21%
Philip Morris International, Inc. (Switzerland)	1,511,324	249,474,253
Transaction & Payment Processing Services–1.59%
Mastercard, Inc., Class A	357,343	179,714,942
Total Common Stocks & Other Equity Interests (Cost $6,468,033,633)		11,185,657,649
Money Market Funds–1.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	42,022,537	42,022,537
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	78,041,855	78,041,855
Total Money Market Funds (Cost $120,064,392)		120,064,392
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $6,588,098,025)		11,305,722,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.31%
Invesco Private Government Fund, 3.63%(d)(e)(f)	5,021,680	5,021,680
Invesco Private Prime Fund, 3.78%(d)(e)(f)	30,128,204	30,131,217
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,152,897)		35,152,897
TOTAL INVESTMENTS IN SECURITIES–100.33% (Cost $6,623,250,922)		11,340,874,938
OTHER ASSETS LESS LIABILITIES—(0.33)%		(37,166,006)
NET ASSETS–100.00%		$11,303,708,932
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,340,270	$423,966,615	$(421,284,348)	$-	$-	$42,022,537	$517,918
Invesco Treasury Portfolio, Institutional Class	73,060,502	787,366,572	(782,385,219)	-	-	78,041,855	953,224
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Fund®

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$25,122,645	$294,436,683	$(314,537,648)	$-	$-	$5,021,680	$470,657*
Invesco Private Prime Fund	65,393,801	668,800,747	(704,044,640)	530	(19,221)	30,131,217	1,263,541*
Total	$202,917,218	$2,174,570,617	$(2,222,251,855)	$530	$(19,221)	$155,217,289	$3,205,340

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Fund®

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $6,468,033,633)*	$11,185,657,649
Investments in affiliated money market funds, at value (Cost $155,217,289)	155,217,289
Cash	3,233,812
Foreign currencies, at value (Cost $954,902)	957,472
Receivable for:
Investments sold	71,047,141
Fund shares sold	2,015,371
Dividends	5,241,028
Investment for trustee deferred compensation and retirement plans	654,538
Other assets	138,393
Total assets	11,424,162,693
Liabilities:
Payable for:
Investments purchased	75,804,900
Fund shares reacquired	4,828,174
Collateral upon return of securities loaned	35,152,897
Accrued fees to affiliates	3,733,379
Accrued trustees’ and officers’ fees and benefits	5,752
Accrued other operating expenses	274,121
Trustee deferred compensation and retirement plans	654,538
Total liabilities	120,453,761
Net assets applicable to shares outstanding	$11,303,708,932
Net assets consist of:
Shares of beneficial interest	$6,220,277,002
Distributable earnings	5,083,431,930
$11,303,708,932
Net Assets:
Class A	$9,813,461,788
Class C	$177,883,612
Class R	$350,645,154
Class Y	$618,391,817
Class R5	$172,440
Class R6	$343,154,121
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	153,274,188
Class C	3,212,863
Class R	5,740,591
Class Y	9,754,443
Class R5	2,665
Class R6	5,413,206
Class A:
Net asset value per share	$64.03
Maximum offering price per share (Net asset value of $64.03 ÷ 94.50%)	$67.76
Class C:
Net asset value and offering price per share	$55.37
Class R:
Net asset value and offering price per share	$61.08
Class Y:
Net asset value and offering price per share	$63.40
Class R5:
Net asset value and offering price per share	$64.71
Class R6:
Net asset value and offering price per share	$63.39

*	At April 30, 2026, securities with an aggregate value of $35,001,951 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Fund®

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $503,341)	$57,387,861
Dividends from affiliated money market funds (includes net securities lending income of $141,576)	1,612,718
Total investment income	59,000,579
Expenses:
Advisory fees	24,483,366
Administrative services fees	792,600
Custodian fees	31,905
Distribution fees:
Class A	11,087,222
Class C	916,369
Class R	854,293
Transfer agent fees — A, C, R and Y	5,071,517
Transfer agent fees — R5	9
Transfer agent fees — R6	52,579
Trustees’ and officers’ fees and benefits	54,457
Registration and filing fees	91,007
Reports to shareholders	166,277
Professional services fees	58,830
Other	70,361
Total expenses	43,730,792
Less: Fees waived and/or expenses reimbursed	(42,767)
Net expenses	43,688,025
Net investment income	15,312,554
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	401,617,372
Affiliated investment securities	(19,221)
Foreign currencies	105,182
401,703,333
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(241,191,241)
Affiliated investment securities	530
Foreign currencies	9,882
(241,180,829)
Net realized and unrealized gain	160,522,504
Net increase in net assets resulting from operations	$175,835,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Fund®

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$15,312,554	$43,830,640
Net realized gain	401,703,333	825,079,871
Change in net unrealized appreciation (depreciation)	(241,180,829)	1,051,998,576
Net increase in net assets resulting from operations	175,835,058	1,920,909,087
Distributions to shareholders from distributable earnings:
Class A	(696,073,675)	(537,142,534)
Class C	(14,667,134)	(12,021,940)
Class R	(24,807,664)	(18,291,758)
Class Y	(45,605,468)	(33,107,468)
Class R5	(1,066)	(801)
Class R6	(25,597,647)	(19,874,081)
Total distributions from distributable earnings	(806,752,654)	(620,438,582)
Share transactions–net:
Class A	176,772,988	(321,625,535)
Class C	(6,397,108)	(33,051,582)
Class R	13,638,263	846,707
Class Y	18,726,205	18,231,608
Class R5	149,708	—
Class R6	9,805,909	(13,643,392)
Net increase (decrease) in net assets resulting from share transactions	212,695,965	(349,242,194)
Net increase (decrease) in net assets	(418,221,631)	951,228,311
Net assets:
Beginning of period	11,721,930,563	10,770,702,252
End of period	$11,303,708,932	$11,721,930,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$67.74	$0.09	$0.89	$0.98	$(0.23)	$(4.46)	$(4.69)	$64.03	1.70%(d)	$9,813,462	0.78%(d)(e)	0.78%(d)(e)	0.28%(d)(e)	26%
Year ended 10/31/25	60.26	0.24	10.73	10.97	(0.39)	(3.10)	(3.49)	67.74	18.96 (d)	10,180,359	0.79 (d)	0.79 (d)	0.40 (d)	45
Year ended 10/31/24	46.88	0.31	16.77	17.08	(0.11)	(3.59)	(3.70)	60.26	38.21 (d)	9,369,552	0.80 (d)	0.80 (d)	0.56 (d)	39
Year ended 10/31/23	45.05	0.32	3.54	3.86	(0.47)	(1.56)	(2.03)	46.88	8.95 (d)	7,375,761	0.80 (d)	0.80 (d)	0.68 (d)	66
Year ended 10/31/22	66.18	0.38	(10.59)	(10.21)	(0.38)	(10.54)	(10.92)	45.05	(18.61)(d)	7,340,263	0.80 (d)	0.80 (d)	0.73 (d)	52
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26 (d)	9,808,667	0.82 (d)	0.82 (d)	0.58 (d)	47
Class C
Six months ended 04/30/26	59.21	(0.13)	0.75	0.62	—	(4.46)	(4.46)	55.37	1.30	177,884	1.55 (e)	1.55 (e)	(0.49)(e)	26
Year ended 10/31/25	53.11	(0.20)	9.40	9.20	—	(3.10)	(3.10)	59.21	18.04	197,155	1.56	1.56	(0.37)	45
Year ended 10/31/24	41.95	(0.10)	14.90	14.80	(0.05)	(3.59)	(3.64)	53.11	37.16	209,708	1.57	1.57	(0.21)	39
Year ended 10/31/23	40.46	(0.04)	3.18	3.14	(0.09)	(1.56)	(1.65)	41.95	8.09	189,259	1.57	1.57	(0.09)	66
Year ended 10/31/22	60.54	(0.02)	(9.52)	(9.54)	—	(10.54)	(10.54)	40.46	(19.20)	206,387	1.57	1.57	(0.04)	52
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19	307,346	1.59	1.59	(0.19)	47
Class R
Six months ended 04/30/26	64.76	0.00	0.84	0.84	(0.06)	(4.46)	(4.52)	61.08	1.56	350,645	1.05 (e)	1.05 (e)	0.01 (e)	26
Year ended 10/31/25	57.76	0.08	10.27	10.35	(0.25)	(3.10)	(3.35)	64.76	18.65	356,586	1.06	1.06	0.13	45
Year ended 10/31/24	45.17	0.16	16.11	16.27	(0.09)	(3.59)	(3.68)	57.76	37.83	316,625	1.07	1.07	0.29	39
Year ended 10/31/23	43.47	0.19	3.41	3.60	(0.34)	(1.56)	(1.90)	45.17	8.63	245,222	1.07	1.07	0.41	66
Year ended 10/31/22	64.21	0.23	(10.21)	(9.98)	(0.22)	(10.54)	(10.76)	43.47	(18.80)	231,671	1.07	1.07	0.46	52
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88	291,450	1.09	1.09	0.31	47
Class Y
Six months ended 04/30/26	67.20	0.16	0.87	1.03	(0.37)	(4.46)	(4.83)	63.40	1.81	618,392	0.55 (e)	0.55 (e)	0.51 (e)	26
Year ended 10/31/25	59.81	0.38	10.64	11.02	(0.53)	(3.10)	(3.63)	67.20	19.23	634,825	0.56	0.56	0.63	45
Year ended 10/31/24	46.47	0.44	16.62	17.06	(0.13)	(3.59)	(3.72)	59.81	38.53	546,793	0.57	0.57	0.79	39
Year ended 10/31/23	44.69	0.43	3.50	3.93	(0.59)	(1.56)	(2.15)	46.47	9.20	423,217	0.57	0.57	0.91	66
Year ended 10/31/22	65.75	0.49	(10.49)	(10.00)	(0.52)	(10.54)	(11.06)	44.69	(18.42)	434,168	0.57	0.57	0.96	52
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57	596,575	0.59	0.59	0.81	47
Class R5
Six months ended 04/30/26	68.50	0.17	0.92	1.09	(0.42)	(4.46)	(4.88)	64.71	1.87	172	0.49 (e)	0.49 (e)	0.57 (e)	26
Year ended 10/31/25	60.90	0.43	10.84	11.27	(0.57)	(3.10)	(3.67)	68.50	19.30	15	0.49	0.49	0.70	45
Year ended 10/31/24	47.23	0.48	16.92	17.40	(0.14)	(3.59)	(3.73)	60.90	38.63	13	0.50	0.50	0.86	39
Year ended 10/31/23	45.40	0.47	3.55	4.02	(0.63)	(1.56)	(2.19)	47.23	9.28	10	0.50	0.50	0.98	66
Year ended 10/31/22	66.63	0.54	(10.64)	(10.10)	(0.59)	(10.54)	(11.13)	45.40	(18.33)	10	0.49	0.49	1.04	52
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73	15	0.48	0.48	0.92	47
Class R6
Six months ended 04/30/26	67.22	0.18	0.87	1.05	(0.42)	(4.46)	(4.88)	63.39	1.84	343,154	0.49 (e)	0.49 (e)	0.57 (e)	26
Year ended 10/31/25	59.83	0.42	10.64	11.06	(0.57)	(3.10)	(3.67)	67.22	19.30	352,991	0.49	0.49	0.70	45
Year ended 10/31/24	46.46	0.47	16.63	17.10	(0.14)	(3.59)	(3.73)	59.83	38.63	328,011	0.50	0.50	0.86	39
Year ended 10/31/23	44.70	0.46	3.49	3.95	(0.63)	(1.56)	(2.19)	46.46	9.26	392,928	0.50	0.50	0.98	66
Year ended 10/31/22	65.78	0.53	(10.48)	(9.95)	(0.59)	(10.54)	(11.13)	44.70	(18.35)	380,913	0.49	0.49	1.04	52
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75	539,993	0.48	0.48	0.92	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended
April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Fund®

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Main Street Fund®

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
10
Invesco Main Street Fund®

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $11,385 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.650%
Next $150 million	0.600%
Next $150 million	0.550%
Next $9.5 billion	0.450%
Over $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to
11
Invesco Main Street Fund®

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $42,767.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $273,249 in front-end sales commissions from the sale of Class A shares and $8,439 and $4,550 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $36,827 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,048,023,242	$137,634,407	$—	$11,185,657,649
Money Market Funds	120,064,392	35,152,897	—	155,217,289
Total Investments	$11,168,087,634	$172,787,304	$—	$11,340,874,938
12
Invesco Main Street Fund®

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $2,953,343,091 and $3,472,146,129, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,794,117,042
Aggregate unrealized (depreciation) of investments	(119,067,691)
Net unrealized appreciation of investments	$4,675,049,351
Cost of investments for tax purposes is $6,665,825,587.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,958,620	$123,270,009	4,520,907	$273,528,346
Class C	206,688	11,333,758	420,904	22,267,862
Class R	328,500	19,688,054	709,356	40,943,112
Class Y	949,313	59,366,833	1,985,473	118,846,004
Class R5	2,447	149,708	-	-
Class R6	466,656	29,184,403	842,066	51,070,561
Issued as reinvestment of dividends:
Class A	10,594,545	654,425,070	8,470,403	507,460,971
Class C	271,253	14,531,024	225,561	11,891,604
Class R	419,122	24,723,970	317,161	18,208,236
Class Y	629,647	38,477,700	487,312	28,902,450
Class R6	396,662	24,232,106	320,691	19,013,789
Automatic conversion of Class C shares to Class A shares:
Class A	255,644	15,910,725	529,024	31,948,580
Class C	(294,948)	(15,910,725)	(602,849)	(31,948,580)
13
Invesco Main Street Fund®

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(9,822,380)	$(616,832,816)	(18,711,417)	$(1,134,563,432)
Class C	(300,062)	(16,351,165)	(662,436)	(35,262,468)
Class R	(513,391)	(30,773,761)	(1,001,481)	(58,304,641)
Class Y	(1,271,512)	(79,118,328)	(2,168,663)	(129,516,846)
Class R6	(701,406)	(43,610,600)	(1,394,272)	(83,727,742)
Net increase (decrease) in share activity	3,575,398	$212,695,965	(5,712,260)	$(349,242,194)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Main Street Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MST-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Rising Dividends Fund
Nasdaq:
A: OARDX ■ C: OCRDX ■ R: ONRDX ■ Y: OYRDX ■ R5: RSDQX ■ R6: OIRDX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.10%
Aerospace & Defense–1.88%
Airbus SE (France)	77,967	$16,073,627
Howmet Aerospace, Inc.	101,793	24,739,771
Northrop Grumman Corp.	39,940	23,144,431
		63,957,829
Agricultural & Farm Machinery–0.76%
Deere & Co.	44,058	25,988,493
Apparel Retail–0.82%
Ross Stores, Inc.	123,265	28,078,534
Application Software–0.79%
Intuit, Inc.	69,154	26,866,329
Biotechnology–1.20%
AbbVie, Inc.	193,349	40,858,511
Building Products–1.29%
Johnson Controls International PLC	302,277	44,141,510
Communications Equipment–1.19%
Cisco Systems, Inc.	441,478	40,395,237
Construction Materials–1.11%
CRH PLC	318,729	37,743,888
Consumer Finance–1.54%
American Express Co.	109,214	35,281,583
Capital One Financial Corp.	89,751	17,169,366
		52,450,949
Consumer Staples Merchandise Retail–1.47%
Walmart, Inc.	378,995	50,000,810
Data Center REITs–1.05%
Digital Realty Trust, Inc.	177,905	35,748,231
Diversified Banks–5.40%
Bank of America Corp.	979,437	52,360,702
JPMorgan Chase & Co.	289,524	90,687,603
Wells Fargo & Co.	501,522	41,240,154
		184,288,459
Electric Utilities–1.22%
PPL Corp.	1,109,419	41,536,647
Electrical Components & Equipment–3.12%
Eaton Corp. PLC	103,826	44,957,697
Emerson Electric Co.	204,248	28,684,589
Rockwell Automation, Inc.	79,653	32,570,908
		106,213,194
Electronic Manufacturing Services–0.78%
TE Connectivity PLC (Switzerland)	125,558	26,575,606
Environmental & Facilities Services–0.79%
Republic Services, Inc.	129,045	26,998,795
Shares		Value
Financial Exchanges & Data–1.11%
Cboe Global Markets, Inc.	125,657	$37,708,409
Health Care Distributors–0.61%
Cardinal Health, Inc.	107,710	20,775,105
Health Care Equipment–1.55%
Abbott Laboratories	241,873	21,959,650
Medtronic PLC	381,990	30,929,730
		52,889,380
Health Care Services–1.08%
CVS Health Corp.	440,227	36,666,507
Heavy Electrical Equipment–0.67%
Siemens Energy AG, Class A (Germany)	107,117	22,700,424
Home Improvement Retail–1.08%
Lowe’s Cos., Inc.	154,630	36,924,098
Homebuilding–0.60%
D.R. Horton, Inc.	133,085	20,476,458
Hotels, Resorts & Cruise Lines–2.03%
Marriott International, Inc., Class A	113,034	40,883,267
Royal Caribbean Cruises Ltd.	107,818	28,438,076
		69,321,343
Household Products–1.37%
Procter & Gamble Co. (The)	317,137	46,647,681
Industrial Gases–1.44%
Linde PLC	97,617	48,919,783
Industrial Machinery & Supplies & Components–1.54%
Lincoln Electric Holdings, Inc.	87,731	23,248,715
Parker-Hannifin Corp.	32,243	29,322,429
		52,571,144
Industrial REITs–1.05%
Prologis, Inc.	252,911	35,918,420
Insurance Brokers–0.87%
Marsh & McLennan Cos., Inc.	177,334	29,740,685
Integrated Oil & Gas–1.40%
Chevron Corp.	246,983	47,744,284
Interactive Media & Services–10.21%
Alphabet, Inc., Class A	681,711	262,322,393
Meta Platforms, Inc., Class A	140,392	85,907,269
		348,229,662
Investment Banking & Brokerage–1.10%
Morgan Stanley	196,970	37,540,512
IT Consulting & Other Services–0.90%
International Business Machines Corp.	132,511	30,607,391
Life Sciences Tools & Services–1.07%
Danaher Corp.	204,193	36,540,337
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Shares		Value
Managed Health Care–0.92%
UnitedHealth Group, Inc.	85,096	$31,526,366
Multi-Utilities–1.48%
Ameren Corp.	251,641	28,599,000
CMS Energy Corp.	286,417	21,979,640
		50,578,640
Oil & Gas Equipment & Services–0.68%
SLB Ltd.	410,406	23,343,893
Oil & Gas Exploration & Production–1.67%
ConocoPhillips	349,711	43,986,650
Devon Energy Corp.	255,023	13,100,531
		57,087,181
Oil & Gas Storage & Transportation–0.86%
Williams Cos., Inc. (The)	383,487	29,263,893
Packaged Foods & Meats–0.61%
Mondelez International, Inc., Class A	338,103	20,773,048
Pharmaceuticals–4.01%
Eli Lilly and Co.	70,863	66,228,560
Johnson & Johnson	150,716	34,642,072
Merck & Co., Inc.	329,516	35,976,557
		136,847,189
Property & Casualty Insurance–1.45%
American International Group, Inc.	244,408	18,281,719
Hartford Insurance Group, Inc. (The)	228,100	31,206,361
		49,488,080
Rail Transportation–1.41%
Union Pacific Corp.	178,688	48,152,842
Restaurants–1.60%
Darden Restaurants, Inc.	110,470	22,155,863
McDonald’s Corp.	109,912	32,269,064
		54,424,927
Semiconductor Materials & Equipment–4.12%
Applied Materials, Inc.	136,892	54,002,525
Shares		Value
Semiconductor Materials & Equipment–(continued)
ASML Holding N.V., New York Shares (Netherlands)	37,124	$53,421,065
Lam Research Corp.	128,360	33,098,910
		140,522,500
Semiconductors–11.69%
Broadcom, Inc.	362,846	151,462,806
NVIDIA Corp.	1,037,960	207,145,677
Texas Instruments, Inc.	142,261	39,986,722
		398,595,205
Specialty Chemicals–0.57%
DuPont de Nemours, Inc.	427,901	19,537,960
Systems Software–6.10%
Microsoft Corp.	509,721	207,854,030
Technology Hardware, Storage & Peripherals–5.39%
Apple, Inc.	677,046	183,716,432
Tobacco–1.31%
Philip Morris International, Inc. (Switzerland)	271,258	44,776,558
Transaction & Payment Processing Services–1.14%
Visa, Inc., Class A	118,294	39,018,093
Total Common Stocks & Other Equity Interests (Cost $1,897,928,095)		3,379,271,482
Money Market Funds–0.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(c)	9,611,960	9,611,960
Invesco Treasury Portfolio, Institutional Class, 3.55%(b)(c)	17,980,690	17,980,690
Total Money Market Funds (Cost $27,592,650)		27,592,650
TOTAL INVESTMENTS IN SECURITIES–99.91% (Cost $1,925,520,745)		3,406,864,132
OTHER ASSETS LESS LIABILITIES—0.09%		3,119,503
NET ASSETS–100.00%		$3,409,983,635
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,678,665	$81,662,170	$(77,728,875)	$-	$-	$9,611,960	$217,720
Invesco Treasury Portfolio, Institutional Class	10,676,000	151,658,315	(144,353,625)	-	-	17,980,690	403,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$25,832,003	$(25,832,003)	$-	$-	$-	$66,327*
Invesco Private Prime Fund	-	53,161,695	(53,161,676)	-	(19)	-	180,656*
Total	$16,354,665	$312,314,183	$(301,076,179)	$-	$(19)	$27,592,650	$867,759

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,897,928,095)	$3,379,271,482
Investments in affiliated money market funds, at value (Cost $27,592,650)	27,592,650
Cash	3,000,000
Foreign currencies, at value (Cost $248,228)	248,896
Receivable for:
Fund shares sold	541,171
Dividends	2,378,883
Investment for trustee deferred compensation and retirement plans	189,974
Other assets	64,738
Total assets	3,413,287,794
Liabilities:
Payable for:
Fund shares reacquired	1,696,381
Accrued fees to affiliates	1,250,451
Accrued trustees’ and officers’ fees and benefits	3,686
Accrued other operating expenses	100,398
Trustee deferred compensation and retirement plans	253,243
Total liabilities	3,304,159
Net assets applicable to shares outstanding	$3,409,983,635
Net assets consist of:
Shares of beneficial interest	$1,788,438,482
Distributable earnings	1,621,545,153
$3,409,983,635
Net Assets:
Class A	$2,732,650,881
Class C	$110,550,131
Class R	$136,772,526
Class Y	$364,638,378
Class R5	$14,721
Class R6	$65,356,998
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	99,430,454
Class C	5,493,656
Class R	5,032,084
Class Y	12,484,177
Class R5	536
Class R6	2,246,646
Class A:
Net asset value per share	$27.48
Maximum offering price per share (Net asset value of $27.48 ÷ 94.50%)	$29.08
Class C:
Net asset value and offering price per share	$20.12
Class R:
Net asset value and offering price per share	$27.18
Class Y:
Net asset value and offering price per share	$29.21
Class R5:
Net asset value and offering price per share	$27.46
Class R6:
Net asset value and offering price per share	$29.09
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $80,868)	$23,229,481
Dividends from affiliated money market funds (includes net securities lending income of $12,461)	633,237
Total investment income	23,862,718
Expenses:
Advisory fees	9,730,422
Administrative services fees	238,815
Custodian fees	8,829
Distribution fees:
Class A	3,349,685
Class C	576,078
Class R	329,985
Transfer agent fees — A, C, R and Y	1,664,241
Transfer agent fees — R5	2
Transfer agent fees — R6	9,466
Trustees’ and officers’ fees and benefits	23,837
Registration and filing fees	73,777
Reports to shareholders	59,067
Professional services fees	34,003
Other	(26,960)
Total expenses	16,071,247
Less: Fees waived and/or expenses reimbursed	(15,704)
Net expenses	16,055,543
Net investment income	7,807,175
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	140,151,908
Affiliated investment securities	(19)
Foreign currencies	20,450
140,172,339
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(813,226)
Foreign currencies	1,836
(811,390)
Net realized and unrealized gain	139,360,949
Net increase in net assets resulting from operations	$147,168,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$7,807,175	$21,266,199
Net realized gain	140,172,339	255,707,410
Change in net unrealized appreciation (depreciation)	(811,390)	255,334,051
Net increase in net assets resulting from operations	147,168,124	532,307,660
Distributions to shareholders from distributable earnings:
Class A	(196,993,942)	(291,861,074)
Class C	(11,089,475)	(17,459,914)
Class R	(9,524,246)	(14,181,051)
Class Y	(25,510,509)	(37,992,848)
Class R5	(1,123)	(1,712)
Class R6	(4,443,904)	(6,290,423)
Total distributions from distributable earnings	(247,563,199)	(367,787,022)
Share transactions–net:
Class A	63,030,526	63,455,158
Class C	(3,705,136)	(8,014,898)
Class R	6,476,835	2,048,645
Class Y	7,630,763	8,873,508
Class R6	4,150,537	4,389,859
Net increase in net assets resulting from share transactions	77,583,525	70,752,272
Net increase (decrease) in net assets	(22,811,550)	235,272,910
Net assets:
Beginning of period	3,432,795,185	3,197,522,275
End of period	$3,409,983,635	$3,432,795,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$28.32	$0.06	$1.15	$1.21	$(0.08)	$(1.97)	$(2.05)	$27.48	4.44%	$2,732,651	0.96%(d)	0.96%(d)	0.47%(d)	16%
Year ended 10/31/25	27.04	0.17	4.22	4.39	(0.22)	(2.89)	(3.11)	28.32	17.72	2,748,743	0.96	0.96	0.67	34
Year ended 10/31/24	22.10	0.23	6.47	6.70	(0.22)	(1.54)	(1.76)	27.04	31.76	2,551,130	0.98	0.98	0.90	31
Year ended 10/31/23	21.76	0.22	1.45	1.67	(0.26)	(1.07)	(1.33)	22.10	7.74	2,102,472	0.99	0.99	0.99	29
Year ended 10/31/22	27.44	0.20	(2.67)	(2.47)	(0.12)	(3.09)	(3.21)	21.76	(10.33)	2,085,512	0.96	0.96	0.87	38
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00	1.00	0.62	30
Class C
Six months ended 04/30/26	21.27	(0.03)	0.85	0.82	—	(1.97)	(1.97)	20.12	4.05	110,550	1.71 (d)	1.71 (d)	(0.28)(d)	16
Year ended 10/31/25	21.01	(0.02)	3.19	3.17	(0.02)	(2.89)	(2.91)	21.27	16.81	120,885	1.71	1.71	(0.08)	34
Year ended 10/31/24	17.48	0.03	5.07	5.10	(0.03)	(1.54)	(1.57)	21.01	30.81	127,577	1.73	1.73	0.15	31
Year ended 10/31/23	17.37	0.04	1.15	1.19	(0.01)	(1.07)	(1.08)	17.48	6.90	119,923	1.74	1.74	0.24	29
Year ended 10/31/22	22.56	0.02	(2.12)	(2.10)	—	(3.09)	(3.09)	17.37	(11.00)	138,325	1.71	1.71	0.12	38
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75	1.75	(0.13)	30
Class R
Six months ended 04/30/26	28.03	0.03	1.13	1.16	(0.04)	(1.97)	(2.01)	27.18	4.32	136,773	1.21 (d)	1.21 (d)	0.22 (d)	16
Year ended 10/31/25	26.78	0.11	4.18	4.29	(0.15)	(2.89)	(3.04)	28.03	17.48	134,082	1.21	1.21	0.42	34
Year ended 10/31/24	21.90	0.16	6.42	6.58	(0.16)	(1.54)	(1.70)	26.78	31.44	125,636	1.23	1.23	0.65	31
Year ended 10/31/23	21.57	0.17	1.43	1.60	(0.20)	(1.07)	(1.27)	21.90	7.48	103,799	1.24	1.24	0.74	29
Year ended 10/31/22	27.23	0.14	(2.65)	(2.51)	(0.06)	(3.09)	(3.15)	21.57	(10.58)	98,241	1.21	1.21	0.62	38
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25	1.25	0.37	30
Class Y
Six months ended 04/30/26	29.98	0.10	1.22	1.32	(0.12)	(1.97)	(2.09)	29.21	4.59	364,638	0.71 (d)	0.71 (d)	0.72 (d)	16
Year ended 10/31/25	28.46	0.25	4.46	4.71	(0.30)	(2.89)	(3.19)	29.98	18.02	366,252	0.71	0.71	0.92	34
Year ended 10/31/24	23.18	0.30	6.82	7.12	(0.30)	(1.54)	(1.84)	28.46	32.13	338,207	0.73	0.73	1.15	31
Year ended 10/31/23	22.78	0.30	1.50	1.80	(0.33)	(1.07)	(1.40)	23.18	7.98	278,381	0.74	0.74	1.24	29
Year ended 10/31/22	28.59	0.27	(2.80)	(2.53)	(0.19)	(3.09)	(3.28)	22.78	(10.12)	281,984	0.71	0.71	1.12	38
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75	0.75	0.87	30
Class R5
Six months ended 04/30/26	28.30	0.11	1.14	1.25	(0.12)	(1.97)	(2.09)	27.46	4.63	15	0.64 (d)	0.64 (d)	0.79 (d)	16
Year ended 10/31/25	27.02	0.26	4.21	4.47	(0.30)	(2.89)	(3.19)	28.30	18.12	15	0.64	0.64	0.99	34
Year ended 10/31/24	22.08	0.31	6.48	6.79	(0.31)	(1.54)	(1.85)	27.02	32.23	14	0.65	0.65	1.23	31
Year ended 10/31/23	21.74	0.30	1.44	1.74	(0.33)	(1.07)	(1.40)	22.08	8.11	12	0.65	0.65	1.33	29
Year ended 10/31/22	27.43	0.28	(2.68)	(2.40)	(0.20)	(3.09)	(3.29)	21.74	(10.06)	12	0.63	0.63	1.20	38
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65	0.65	0.97	30
Class R6
Six months ended 04/30/26	29.87	0.11	1.21	1.32	(0.13)	(1.97)	(2.10)	29.09	4.60	65,357	0.64 (d)	0.64 (d)	0.79 (d)	16
Year ended 10/31/25	28.36	0.27	4.45	4.72	(0.32)	(2.89)	(3.21)	29.87	18.14	62,818	0.64	0.64	0.99	34
Year ended 10/31/24	23.11	0.32	6.79	7.11	(0.32)	(1.54)	(1.86)	28.36	32.20	54,958	0.65	0.65	1.23	31
Year ended 10/31/23	22.71	0.31	1.51	1.82	(0.35)	(1.07)	(1.42)	23.11	8.09	39,423	0.65	0.65	1.33	29
Year ended 10/31/22	28.51	0.29	(2.79)	(2.50)	(0.21)	(3.09)	(3.30)	22.71	(10.04)	35,224	0.63	0.63	1.20	38
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65	0.65	0.97	30

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse

Invesco Rising Dividends Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When

Invesco Rising Dividends Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $1,062 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $800 million	0.650%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.58%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to

Invesco Rising Dividends Fund

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $15,704.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $128,590 in front-end sales commissions from the sale of Class A shares and $0 and $1,943 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $21,903 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,340,497,431	$38,774,051	$—	$3,379,271,482
Money Market Funds	27,592,650	—	—	27,592,650
Total Investments	$3,368,090,081	$38,774,051	$—	$3,406,864,132

Invesco Rising Dividends Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $539,815,512 and $713,233,337, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,514,880,608
Aggregate unrealized (depreciation) of investments	(33,922,468)
Net unrealized appreciation of investments	$1,480,958,140
Cost of investments for tax purposes is $1,925,905,992.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,503,196	$67,572,257	5,472,804	$141,593,985
Class C	367,505	7,335,372	745,121	14,492,734
Class R	312,902	8,312,580	540,768	13,713,835
Class Y	587,753	16,855,181	1,460,190	39,997,820
Class R6	286,506	8,215,120	402,091	10,926,620
Issued as reinvestment of dividends:
Class A	6,795,794	182,650,702	10,810,350	272,362,866
Class C	551,170	10,874,576	905,288	17,137,090
Class R	356,012	9,470,421	566,897	14,129,489
Class Y	688,749	19,656,474	1,190,542	31,756,513
Class R6	136,384	3,874,844	223,511	5,940,829
Automatic conversion of Class C shares to Class A shares:
Class A	378,333	10,083,486	697,515	17,967,679
Class C	(515,506)	(10,083,486)	(926,350)	(17,967,679)

Invesco Rising Dividends Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(7,297,069)	$(197,275,919)	(14,281,407)	$(368,469,372)
Class C	(592,221)	(11,831,598)	(1,114,785)	(21,677,043)
Class R	(420,422)	(11,306,166)	(1,015,762)	(25,794,679)
Class Y	(1,008,251)	(28,880,892)	(2,318,487)	(62,880,825)
Class R6	(279,307)	(7,939,427)	(460,115)	(12,477,590)
Net increase in share activity	2,851,528	$77,583,525	2,898,171	$70,752,272

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Rising Dividends Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Rising Dividends Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-RISD-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Summit Fund
Nasdaq:
A: ASMMX ■ C: CSMMX ■ P: SMMIX ■ R: SMMRX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX ■ R6: SMISX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.95%
Aerospace & Defense–3.49%
BAE Systems PLC (United Kingdom)	1,395,000	$38,799,896
Curtiss-Wright Corp.	33,570	24,177,114
Howmet Aerospace, Inc.	242,820	59,014,973
		121,991,983
Application Software–1.07%
AppLovin Corp., Class A(b)	83,880	37,439,838
Automobile Manufacturers–0.96%
Tesla, Inc.(b)	87,840	33,522,379
Automotive Retail–0.78%
Carvana Co.(b)	69,300	27,428,940
Biotechnology–1.89%
Insmed, Inc.(b)	199,530	27,201,925
Natera, Inc.(b)	118,800	24,491,808
Regeneron Pharmaceuticals, Inc.	20,610	14,572,507
		66,266,240
Broadline Retail–6.35%
Amazon.com, Inc.(b)	837,630	222,022,208
Building Products–2.47%
Johnson Controls International PLC	590,590	86,243,858
Communications Equipment–1.60%
Arista Networks, Inc.(b)	324,306	56,010,889
Construction Machinery & Heavy Transportation Equipment– 1.56%
Caterpillar, Inc.	61,380	54,634,952
Consumer Finance–0.38%
Figure Technology Solutions, Inc., Class A(b)(c)	375,500	13,180,050
Copper–0.95%
Freeport-McMoRan, Inc.	574,740	33,208,477
Electrical Components & Equipment–2.68%
Vertiv Holdings Co., Class A	285,408	93,753,674
Electronic Components–3.39%
Amphenol Corp., Class A	397,620	58,557,497
Coherent Corp.(b)	187,560	59,964,808
		118,522,305
Electronic Manufacturing Services–1.35%
Fabrinet (Thailand)(b)(c)	68,940	47,118,422
Food Distributors–1.01%
US Foods Holding Corp.(b)	378,360	35,372,876
Food Retail–1.38%
Casey’s General Stores, Inc.	58,680	48,243,762
Health Care Equipment–0.52%
Intuitive Surgical, Inc.(b)	39,870	18,244,911
Shares		Value
Heavy Electrical Equipment–1.77%
GE Vernova, Inc.	57,150	$61,919,739
Hotels, Resorts & Cruise Lines–0.48%
Booking Holdings, Inc.	99,900	16,819,164
Industrial Machinery & Supplies & Components–1.84%
Donaldson Co., Inc.	440,100	38,803,617
Wartsila OYJ Abp (Finland)	612,000	25,702,265
		64,505,882
Integrated Oil & Gas–0.58%
Suncor Energy, Inc. (Canada)	294,840	20,203,708
Interactive Media & Services–11.53%
Alphabet, Inc., Class A	3,780	1,454,544
Alphabet, Inc., Class C	746,370	285,068,558
Meta Platforms, Inc., Class A	164,988	100,957,807
Reddit, Inc., Class A(b)	108,270	15,940,592
		403,421,501
Internet Services & Infrastructure–1.54%
Cloudflare, Inc., Class A(b)	206,640	42,355,001
MongoDB, Inc.(b)	46,440	11,648,545
		54,003,546
Investment Banking & Brokerage–2.83%
Interactive Brokers Group, Inc., Class A	792,900	63,035,550
Morgan Stanley	188,100	35,849,979
		98,885,529
Leisure Facilities–0.25%
Life Time Group Holdings, Inc.(b)(c)	323,365	8,669,416
Life Sciences Tools & Services–0.35%
Tempus AI, Inc.(b)(c)	217,800	12,083,544
Movies & Entertainment–2.08%
Netflix, Inc.(b)	775,800	72,622,638
Oil & Gas Equipment & Services–0.48%
TechnipFMC PLC (United Kingdom)	223,200	16,867,224
Oil & Gas Storage & Transportation–1.12%
Williams Cos., Inc. (The)	513,000	39,147,030
Pharmaceuticals–2.26%
Eli Lilly and Co.	61,210	57,206,866
UCB S.A. (Belgium)	79,650	21,688,001
		78,894,867
Real Estate Services–0.30%
Jones Lang LaSalle, Inc.(b)	33,471	10,648,129
Semiconductor Materials & Equipment–5.28%
ASML Holding N.V., New York Shares (Netherlands)	24,210	34,837,948
Entegris, Inc.	316,900	44,803,322
Lam Research Corp.	180,900	46,646,874
Teradyne, Inc.	170,100	58,424,247
		184,712,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Summit Fund

Shares		Value
Semiconductors–24.24%
Advanced Micro Devices, Inc.(b)	153,900	$54,556,011
Broadcom, Inc.	399,161	166,621,776
Monolithic Power Systems, Inc.	24,840	40,101,944
NVIDIA Corp.	2,228,850	444,811,595
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	252,062	99,831,676
Texas Instruments, Inc.	148,500	41,740,380
		847,663,382
Systems Software–4.19%
Microsoft Corp.	359,180	146,466,420
Technology Hardware, Storage & Peripherals–5.12%
Apple, Inc.	577,575	156,724,976
Western Digital Corp.	51,300	22,290,876
		179,015,852
Transaction & Payment Processing Services–0.88%
Mastercard, Inc., Class A	61,560	30,959,755
Total Common Stocks & Other Equity Interests (Cost $1,634,425,686)		3,460,715,481
Money Market Funds–1.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	14,742,744	14,742,744
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	27,379,374	$27,379,374
Total Money Market Funds (Cost $42,122,118)		42,122,118
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $1,676,547,804)		3,502,837,599
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.00%
Invesco Private Government Fund, 3.63%(d)(e)(f)	9,698,628	9,698,628
Invesco Private Prime Fund, 3.78%(d)(e)(f)	25,186,734	25,189,253
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,888,757)		34,887,881
TOTAL INVESTMENTS IN SECURITIES–101.15% (Cost $1,711,436,561)		3,537,725,480
OTHER ASSETS LESS LIABILITIES—(1.15)%		(40,365,761)
NET ASSETS–100.00%		$3,497,359,719
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,135,020	$126,140,747	$(112,533,023)	$-	$-	$14,742,744	$96,730
Invesco Treasury Portfolio, Institutional Class	2,107,864	234,261,388	(208,989,878)	-	-	27,379,374	178,275
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,886,308	253,620,702	(262,808,382)	-	-	9,698,628	388,765*
Invesco Private Prime Fund	49,159,974	433,001,421	(456,958,976)	(876)	(12,290)	25,189,253	1,093,330*
Total	$71,289,166	$1,047,024,258	$(1,041,290,259)	$(876)	$(12,290)	$77,009,999	$1,757,100

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Summit Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,634,425,686)*	$3,460,715,481
Investments in affiliated money market funds, at value (Cost $77,010,875)	77,009,999
Foreign currencies, at value (Cost $1,142,539)	1,163,922
Receivable for:
Investments sold	127,356,845
Fund shares sold	122,966
Dividends	1,363,561
Investment for trustee deferred compensation and retirement plans	395,861
Other assets	176,523
Total assets	3,668,305,158
Liabilities:
Payable for:
Investments purchased	132,148,460
Fund shares reacquired	2,686,360
Collateral upon return of securities loaned	34,888,757
Accrued fees to affiliates	757,761
Accrued trustees’ and officers’ fees and benefits	2,860
Accrued other operating expenses	51,346
Trustee deferred compensation and retirement plans	409,895
Total liabilities	170,945,439
Net assets applicable to shares outstanding	$3,497,359,719
Net assets consist of:
Shares of beneficial interest	$1,400,488,179
Distributable earnings	2,096,871,540
$3,497,359,719
Net Assets:
Class A	$535,628,093
Class C	$19,220,993
Class P	$2,886,830,522
Class R	$45,747
Class S	$5,140,506
Class Y	$32,537,456
Class R5	$18,129
Class R6	$17,938,273
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,944,617
Class C	921,815
Class P	97,597,505
Class R	1,620
Class S	177,458
Class Y	1,094,456
Class R5	605
Class R6	595,376
Class A:
Net asset value per share	$28.27
Maximum offering price per share (Net asset value of $28.27 ÷ 94.50%)	$29.92
Class C:
Net asset value and offering price per share	$20.85
Class P:
Net asset value and offering price per share	$29.58
Class R:
Net asset value and offering price per share	$28.24
Class S:
Net asset value and offering price per share	$28.97
Class Y:
Net asset value and offering price per share	$29.73
Class R5:
Net asset value and offering price per share	$29.97
Class R6:
Net asset value and offering price per share	$30.13

*	At April 30, 2026, securities with an aggregate value of $36,713,055 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Summit Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $230,487)	$5,626,803
Dividends from affiliated money market funds (includes net securities lending income of $160,561)	435,566
Total investment income	6,062,369
Expenses:
Advisory fees	10,911,598
Administrative services fees	260,224
Custodian fees	9,305
Distribution fees:
Class A	653,493
Class C	102,857
Class P	1,429,870
Class R	95
Class S	3,751
Transfer agent fees — A, C, P, R, S and Y	1,114,396
Transfer agent fees — R5	3
Transfer agent fees — R6	3,000
Trustees’ and officers’ fees and benefits	25,411
Registration and filing fees	86,337
Reports to shareholders	39,353
Professional services fees	36,471
Other	23,724
Total expenses	14,699,888
Less: Fees waived and/or expenses reimbursed	(7,757)
Net expenses	14,692,131
Net investment income (loss)	(8,629,762)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	297,496,005
Affiliated investment securities	(12,290)
Foreign currencies	36,185
297,519,900
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(436,739,631)
Affiliated investment securities	(876)
Foreign currencies	29,365
(436,711,142)
Net realized and unrealized gain (loss)	(139,191,242)
Net increase (decrease) in net assets resulting from operations	$(147,821,004)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Summit Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income (loss)	$(8,629,762)	$(15,279,409)
Net realized gain	297,519,900	491,443,587
Change in net unrealized appreciation (depreciation)	(436,711,142)	353,912,724
Net increase (decrease) in net assets resulting from operations	(147,821,004)	830,076,902
Distributions to shareholders from distributable earnings:
Class A	(72,717,971)	(10,334,888)
Class C	(3,808,220)	(674,083)
Class P	(383,114,708)	(59,950,902)
Class R	(5,129)	—
Class S	(669,266)	(107,215)
Class Y	(4,762,591)	(421,133)
Class R5	(2,319)	(307)
Class R6	(2,364,751)	(352,178)
Total distributions from distributable earnings	(467,444,955)	(71,840,706)
Share transactions–net:
Class A	45,126,393	1,920,652
Class C	137,497	(4,680,299)
Class P	164,339,025	(291,272,637)
Class R	40,722	10,070
Class S	286,382	(434,076)
Class Y	1,008,307	13,191,143
Class R5	1,737	1,051
Class R6	701,046	(951,792)
Net increase (decrease) in net assets resulting from share transactions	211,641,109	(282,215,888)
Net increase (decrease) in net assets	(403,624,850)	476,020,308
Net assets:
Beginning of period	3,900,984,569	3,424,964,261
End of period	$3,497,359,719	$3,900,984,569
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Summit Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$33.90	$(0.09)	$(1.29)	$(1.38)	$(4.25)	$28.27	(3.56)%	$535,628	0.97%(d)	0.97%(d)	(0.62)%(d)	37%
Year ended 10/31/25	27.48	(0.16)	7.18	7.02	(0.60)	33.90	25.81	585,501	0.97	0.97	(0.56)	58
Year ended 10/31/24	18.82	(0.11)	8.77	8.66	—	27.48	46.01	473,669	0.98	0.98	(0.46)	57
Year ended 10/31/23	18.33	(0.05)	2.20	2.15	(1.66)	18.82	13.19	328,711	1.00	1.00	(0.26)	62
Year ended 10/31/22	33.40	(0.03)	(9.58)	(9.61)	(5.46)	18.33	(33.39)	293,295	0.99	0.99	(0.15)	78
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	(1.90)	33.40	35.85	476,470	0.99	0.99	(0.53)	47
Class C
Six months ended 04/30/26	26.29	(0.14)	(1.05)	(1.19)	(4.25)	20.85	(3.91)	19,221	1.72 (d)	1.72 (d)	(1.37)(d)	37
Year ended 10/31/25	21.59	(0.30)	5.60	5.30	(0.60)	26.29	24.86	24,010	1.72	1.72	(1.31)	58
Year ended 10/31/24	14.90	(0.23)	6.92	6.69	—	21.59	44.90	24,385	1.73	1.73	(1.21)	57
Year ended 10/31/23	14.96	(0.15)	1.75	1.60	(1.66)	14.90	12.41	19,676	1.75	1.75	(1.01)	62
Year ended 10/31/22	28.53	(0.17)	(7.94)	(8.11)	(5.46)	14.96	(33.93)	16,613	1.74	1.74	(0.90)	78
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	(1.90)	28.53	34.86	31,198	1.74	1.74	(1.28)	47
Class P
Six months ended 04/30/26	35.23	(0.07)	(1.33)	(1.40)	(4.25)	29.58	(3.47)	2,886,831	0.82 (d)	0.82 (d)	(0.47)(d)	37
Year ended 10/31/25	28.49	(0.12)	7.46	7.34	(0.60)	35.23	26.02	3,227,484	0.82	0.82	(0.41)	58
Year ended 10/31/24	19.49	(0.08)	9.08	9.00	—	28.49	46.18	2,884,941	0.83	0.83	(0.31)	57
Year ended 10/31/23	18.89	(0.02)	2.28	2.26	(1.66)	19.49	13.40	2,189,443	0.85	0.85	(0.11)	62
Year ended 10/31/22	34.21	0.00	(9.86)	(9.86)	(5.46)	18.89	(33.32)	2,086,384	0.84	0.84	0.00	78
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	(1.90)	34.21	36.09	3,369,237	0.84	0.84	(0.38)	47
Class R
Six months ended 04/30/26	33.90	(0.12)	(1.29)	(1.41)	(4.25)	28.24	(3.66)	46	1.22 (d)	1.22 (d)	(0.87)(d)	37
Period ended 10/31/25(e)	32.72	(0.02)	1.20	1.18	—	33.90	3.61	10	1.22 (d)	1.22 (d)	(0.81)(d)	58
Class S
Six months ended 04/30/26	34.60	(0.07)	(1.31)	(1.38)	(4.25)	28.97	(3.48)	5,141	0.87 (d)	0.87 (d)	(0.52)(d)	37
Year ended 10/31/25	28.01	(0.14)	7.33	7.19	(0.60)	34.60	25.93	5,737	0.87	0.87	(0.46)	58
Year ended 10/31/24	19.17	(0.09)	8.93	8.84	—	28.01	46.11	5,040	0.88	0.88	(0.36)	57
Year ended 10/31/23	18.62	(0.03)	2.24	2.21	(1.66)	19.17	13.32	3,647	0.90	0.90	(0.16)	62
Year ended 10/31/22	33.81	(0.01)	(9.72)	(9.73)	(5.46)	18.62	(33.33)	3,631	0.89	0.89	(0.05)	78
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	(1.90)	33.81	36.02	5,626	0.89	0.89	(0.43)	47
Class Y
Six months ended 04/30/26	35.37	(0.05)	(1.34)	(1.39)	(4.25)	29.73	(3.42)	32,537	0.72 (d)	0.72 (d)	(0.37)(d)	37
Year ended 10/31/25	28.58	(0.09)	7.48	7.39	(0.60)	35.37	26.12	37,841	0.72	0.72	(0.31)	58
Year ended 10/31/24	19.52	(0.05)	9.11	9.06	—	28.58	46.42	19,651	0.73	0.73	(0.21)	57
Year ended 10/31/23	18.90	0.00	2.28	2.28	(1.66)	19.52	13.50	22,986	0.75	0.75	(0.01)	62
Year ended 10/31/22	34.20	0.02	(9.86)	(9.84)	(5.46)	18.90	(33.26)	61,282	0.74	0.74	0.10	78
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	(1.90)	34.20	36.22	85,356	0.74	0.74	(0.28)	47
Class R5
Six months ended 04/30/26	35.61	(0.05)	(1.34)	(1.39)	(4.25)	29.97	(3.40)	18	0.69 (d)	0.69 (d)	(0.34)(d)	37
Year ended 10/31/25	28.75	(0.08)	7.54	7.46	(0.60)	35.61	26.21	19	0.69	0.69	(0.28)	58
Year ended 10/31/24	19.64	(0.04)	9.15	9.11	—	28.75	46.38	15	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.01	(0.00)	2.29	2.29	(1.66)	19.64	13.48	7	0.77	0.77	(0.03)	62
Year ended 10/31/22	34.37	0.02	(9.92)	(9.90)	(5.46)	19.01	(33.27)	801	0.77	0.77	0.07	78
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	(1.90)	34.37	36.14	1,848	0.77	0.77	(0.31)	47
Class R6
Six months ended 04/30/26	35.78	(0.05)	(1.35)	(1.40)	(4.25)	30.13	(3.41)	17,938	0.69 (d)	0.69 (d)	(0.34)(d)	37
Year ended 10/31/25	28.89	(0.08)	7.57	7.49	(0.60)	35.78	26.18	20,381	0.69	0.69	(0.28)	58
Year ended 10/31/24	19.73	(0.04)	9.20	9.16	—	28.89	46.43	17,264	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.08	0.01	2.30	2.31	(1.66)	19.73	13.54	13,643	0.70	0.70	0.04	62
Year ended 10/31/22	34.45	0.03	(9.94)	(9.91)	(5.46)	19.08	(33.22)	14,329	0.70	0.70	0.14	78
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	(1.90)	34.45	36.24	23,732	0.70	0.70	(0.24)	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement Date of September 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Summit Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class R, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
8
Invesco Summit Fund

other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
9
Invesco Summit Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $11,672 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $10 million	1.000%
Next $140 million	0.750%
Over $150 million	0.625%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.63%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class R, Class S, Class Y,
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Invesco Summit Fund

Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $7,757.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class R, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class P, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class R Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $74,295 in front-end sales commissions from the sale of Class A shares and $597 and $520 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $24,188 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,374,525,319	$86,190,162	$—	$3,460,715,481
Money Market Funds	42,122,118	34,887,881	—	77,009,999
Total Investments	$3,416,647,437	$121,078,043	$—	$3,537,725,480
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
11
Invesco Summit Fund

invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $1,307,972,966 and $1,607,758,683, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,859,875,108
Aggregate unrealized (depreciation) of investments	(37,711,693)
Net unrealized appreciation of investments	$1,822,163,415
Cost of investments for tax purposes is $1,715,562,065.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,299,406	$36,578,027	3,125,062	$90,443,908
Class C	55,908	1,177,622	156,103	3,524,543
Class P	236,801	7,054,095	468,639	13,903,107
Class R	1,171	37,006	308	10,070
Class S	502	14,120	1,068	31,431
Class Y	208,358	6,394,578	615,812	19,928,879
Class R5	34	1,031	30	971
Class R6	32,188	935,506	91,704	2,679,776
Issued as reinvestment of dividends:
Class A	2,551,683	69,278,190	327,181	9,903,778
Class C	185,603	3,726,917	27,858	658,285
Class P	12,968,006	368,161,695	1,838,500	57,765,684
Class R	141	3,830	-	-
Class S	23,446	652,030	3,369	103,993
Class Y	84,348	2,405,612	9,723	306,384
Class R5	25	706	3	80
Class R6	75,029	2,168,328	10,491	334,349
Automatic conversion of Class C shares to Class A shares:
Class A	56,803	1,563,197	118,126	3,373,597
Class C	(76,433)	(1,563,197)	(151,646)	(3,373,597)
12
Invesco Summit Fund

Summary of Share Activity
	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(2,235,370)	$(62,293,021)	(3,536,547)	$(101,800,631)
Class C	(156,498)	(3,203,845)	(248,717)	(5,489,530)
Class P	(7,223,835)	(210,876,765)	(11,942,544)	(362,941,428)
Class R	-	(114)	-	-
Class S	(12,297)	(379,768)	(18,564)	(569,500)
Class Y	(268,156)	(7,791,883)	(243,274)	(7,044,120)
Class R6	(81,480)	(2,402,788)	(130,082)	(3,965,917)
Net increase (decrease) in share activity	7,725,383	$211,641,109	(9,477,397)	$(282,215,888)
13
Invesco Summit Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Summit Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
SUM-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Equity Funds (Invesco Equity Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: July 6, 2026